UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-07447

                                 Virtus Insight Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                         Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                             Hartford, CT  06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ANNUAL REPORT

Virtus Emerging Markets Opportunities Fund

Virtus Low Duration Income Fund

Virtus Tax-Exempt Bond Fund

December 31, 2014

TRUST NAME: VIRTUS INSIGHT TRUST

Not FDIC Insured

No Bank Guarantee

May Lose Value

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds of the Virtus Insight Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this annual report, which reviews the performance of your fund for the 12 months ended December 31, 2014 and includes comments from the fund manager.

Last year was generally strong for U.S. equities, although market volatility increased over the fourth quarter, driven by falling oil prices, geopolitical risks, and a slowdown in growth outside the U.S. While the leading economies of Europe, Japan, and China weakened, the U.S. economy accelerated and the dollar rallied strongly. Broad U.S. equity indexes registered solid gains for the 12 months ended December 31, 2014. The S&P 500® Index returned 13.69%, the Dow Jones Industrial AverageTM rose 10.04%, and the NASDAQ Composite Index® was up 14.75%. By comparison, international equities generally underperformed, for both developed markets and emerging markets.

Even though the U.S. economy continues to expand, the Federal Reserve has promised to maintain low interest rates, at least until the middle of 2015. Against this backdrop, U.S. Treasuries are an attractive “safe haven” among global investors. Steady demand throughout last year pushed the yield on the bellwether 10-year U.S. Treasury to 2.17% on December 31, 2014 from 3.04% a year earlier. The low interest rate environment was generally favorable for the fixed income market, and as measured by the Barclays U.S. Aggregate Bond Index, which concentrates on investment-grade debt securities, rose 5.97% for the 12 months ended December 31, 2014. By comparison, non-investment grade debt was negatively impacted by the ongoing stock market volatility and declining oil prices.

The uncertain state of the global economy is likely to remain a concern for the markets in the months ahead, and the interventions on the part of the world’s central banks will be watched with great interest. However, the health of the U.S. economy – including improving hiring, manufacturing, and housing data – gives investors reason for optimism. Future market direction will be determined largely by the ability of corporations to continue to produce robust earnings.

Market volatility is an ever-present reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

As always, thank you for entrusting Virtus with your assets. Should you have questions or require assistance, our customer service team is here to help at 1-866-270-7788. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

January 2015

KEY INVESTMENT TERMS

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays U.S. Municipal Bond Index

The Barclays Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Barclays U.S. Intermediate Government/Credit Bond Index

The Barclays U.S. Intermediate Government/Credit Bond Index measures U.S. investment grade government and corporate debt securities with an average maturity of 4 to 5 years. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Dow Jones Industrial AverageTM

A price weighted average of 30 blue chip stocks. The index is calculated on total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges, and it is not available for direct investment.

European Central Bank (“ECB”)

The European Central Bank (ECB) is responsible for conducting monetary policy for the eurozone. The ECB was established as the core of the eurosystem and the European System of Central Banks (ESCB). The ESCB comprises the ECB and the national central banks (NCBs) of all 17 European Union Member States whether they have adopted the Euro or not.

Exchange-Traded Funds (ETF)

Portfolios of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

MSCI Emerging Markets Index (Net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

NASDAQ Composite Index®

A market-capitalization weighted index of the more than 3,000 common equities listed on the Nasdaq stock exchange. Unlike other market indexes, the NASDAQ composite is not limited to companies that have U.S. headquarters. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges and it is not available for direct investment.

Organization of the Petroleum Exporting Countries (OPEC)

The Organization of the Petroleum Exporting Countries was originally organized in September 1960 with 5 member countries and there are currently 12 member countries. The organization’s objective is to co-ordinate and unify petroleum policies among member countries, in order to secure fair and stable prices for petroleum producers; an efficient, economic and regular supply of petroleum to consuming nations; and a fair return on capital to those investing in the industry.

Quantitative Easing

A government monetary policy occasionally used to increase the money supply by buying government securities or other securities from the market. Quantitative easing increases the money supply by flooding financial institutions with capital in an effort to promote increased lending and liquidity.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the NYSE.

Tax-Exempt Bond Linked Benchmark

The Tax-Exempt Bond Linked Benchmark consists of the BofA Merrill Lynch 1-22 Year US Municipal Securities Index, a subset of the BofA Merrill Lynch US Municipal Securities Index including all securities with a remaining term to final maturity less than 22 years, calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment. Performance of the Tax-Exempt Bond Linked Benchmark prior to 6/30/2012 is that of the Barclays U.S. Municipal Bond Index.

When-issued and delayed delivery transactions

Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

VIRTUS INSIGHT TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF JULY 1, 2014 TO DECEMBER 31, 2014

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Fund (each a “Fund”) of Virtus Insight Trust (the “Trust”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares and Class R-6 shares are sold without sales charges. These expense examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These expense examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates a Fund’s costs in two ways.

Actual Expenses

This section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

This section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other mutual funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, this section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

VIRTUS INSIGHT TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF JULY 1, 2014 TO DECEMBER 31, 2014

Expense Table
	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Annualized Expense Ratio	Expenses Paid During the Period*
Emerging Markets Opportunities Fund
Actual
Class I	$1,000.00	$960.40	1.29%	$6.37
Class A	1,000.00	958.70	1.54	7.60
Class C	1,000.00	955.30	2.29	11.29
Class R6†	1,000.00

Hypothetical (5% return before expenses)
Class I	1,000.00	1,016.62	1.29	6.58
Class A	1,000.00	1,017.34	1.54	7.86
Class C	1,000.00	1,013.32	2.29	11.69
Class R6†	1,000.00
Low Duration Income Fund
Actual
Class I	$1,000.00	$996.90	0.66%	$3.32
Class A	1,000.00	996.60	0.91	4.58
Class C	1,000.00	991.90	1.66	8.33

Hypothetical (5% return before expenses)
Class I	1,000.00	1,021.84	0.66	3.37
Class A	1,000.00	1,020.56	0.91	4.65
Class C	1,000.00	1,016.63	1.66	8.47
Tax-Exempt Bond Fund
Actual
Class I	$1,000.00	$1,027.10	0.60%	$3.07
Class A	1,000.00	1,024.90	0.85	4.34
Class C	1,000.00	1,021.00	1.60	8.15

Hypothetical (5% return before expenses)
Class I	1,000.00	1,022.14	0.60	3.06
Class A	1,000.00	1,020.87	0.85	4.34
Class C	1,000.00	1,017.04	1.60	8.17

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (184) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

†	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period multiplied by the number of days (49) expenses were accrued in the most recent fiscal half year, then divided by 365 to reflect the one-half year period.

The Funds may invest in other funds. The annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the current prospectus for your Fund(s).

EMERGING MARKETS OPPORTUNITIES FUND (Unaudited) Fund Summary Portfolio Manager Commentary by Vontobel Asset Management, Inc.	Ticker Symbols: I Share: HIEMX A Share: HEMZX C Share: PICEX R6 Share: VREMX
¢	The Fund is diversified and has an investment objective of providing capital appreciation. There is no guarantee that the Fund will achieve its objective.

¢	For the fiscal year ended December 31, 2014, the Fund’s Class I shares at NAV returned 5.54%, Class A shares at NAV returned 5.23% and Class C shares at NAV returned 4.40%. For the period of November 12, 2014 to December 31, 2014 the Class R6 shares returned -4.60%*. For the fiscal year, the S&P 500® Index, a broad-based equity index, returned 13.69% and the MSCI Emerging Markets Index (Net), which is the Fund’s style-specific benchmark appropriate for comparison, returned -2.19%.

*	Returns less than 1 year are not annualized

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

How did the markets perform during the Fund’s fiscal year ended December 31, 2014?

¢	In 2014, the U.S. posted solid returns, and Europe and emerging markets declined. While the U.S. stock market fell sharply in October and again in December, its quick rebound in both months signified its underlying economic strength as it enters 2015 with strong momentum. The U.S. Federal Reserve is likely to raise rates in 2015 as the economy moves into a more mature stage of recovery. In Europe, however, weak growth and the continued threat of deflation suggest that monetary policy is headed in the opposite direction. Europe continued to struggle as disappointing economic data was released and the European Central Bank lowered its growth forecasts for the eurozone economy. Falling commodity prices and a strengthening U.S. dollar have driven emerging markets to negative territory. Low energy prices and economic contraction continue to fuel concerns about a full-blown financial crisis in Russia, despite somewhat improved stability in the ruble and local markets. In Brazil, equities declined sharply as investors faced a number of developments, including the re-election of President Dilma Rousseff, soft commodity prices, elevated inflation pressures, a weak currency, and the escalating Petrobras scandal.

What factors affected the Fund’s performance during the fiscal year?

¢	The following discussion highlights specific stocks – those that provided the largest contribution to the Fund’s absolute performance and those that were the largest detractors for the year.

Stocks that Helped Absolute Performance

¢	Housing Development Finance Corporation (HDFC) is a diversified financial services company in India with a leading mortgage finance franchise. It reported solid results for the second quarter of its fiscal year 2015; earnings were in line with estimates and loan growth was encouraging. HDFC is well-placed for long-term growth as it is the leader in mortgage lending in India, with margins supported by industry-leading low costs. The company also provides home loans, deposit products, and lease finance facilities to the corporate sector. The company has been around since 1977 and is usually considered a “gold standard” in terms of corporate governance and risk management.

¢	HDFC Bank reported solid results for the second quarter of its fiscal year 2015; earnings were solid and retail loan growth was encouraging. HDFC Bank is a high-quality Indian private sector bank which has been a cornerstone investment in the portfolio for many years. It is the largest privately owned

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

EMERGING MARKETS OPPORTUNITIES FUND (Unaudited) (Continued)

retail bank in India with a network of over 3,400 branches nationwide. The bank has delivered solid growth while maintaining high credit and underwriting standards. HDFC Bank has a strong deposit franchise and powerful technology backbone that has allowed it to significantly grow earnings over the past 10 years.

Stocks that Hurt Absolute Performance

¢	Sands China, as well as other Macau-exposed gaming stocks, underperformed last year due to weak monthly gross gaming revenue (GGR) numbers in the market. This slowdown was not unexpected. However, in hindsight, the magnitude of the market contraction was admittedly more severe than anticipated. While it has weighed heavily on the VIP segment of the Macau gaming pie, the ongoing corruption crackdown in China should be a positive for Macau longer term. There is nothing wrong with cleaning out potentially dirty money from the market for the operators that we believe are above board in their operations and well positioned for the real prize, the growth in mass and premium mass gamblers. In addition, the gaming market in Macau has continued to suffer from a constraint on supply, as there have been no material capacity additions to the market in nearly two years now. Consensus expectations for 2015 and 2016 across the board for these stocks have been materially cut over the last six months, with one of the biggest and last remaining bulls on the street cutting their numbers materially in December. However, we still remain bullish on the investment prospects long term for these businesses, despite the immediate headwinds to next year’s results. While we have not added materially to our exposure given the reality of a continuing soft trading environment, we have a sharp eye towards, at minimum, maintaining our investment size on weakness with the potential to increase it further should market sentiment continue to deviate materially from the medium and long-term investment prospects for the parent company Las Vegas Sands. We also continue to closely follow other Macau gaming operator stocks.

¢	Yandex, which operates the leading Internet search engine in Russia, performed negatively mainly due to depreciation in the ruble currency. The company has been guiding that, despite the impact of sanctions so far, they have not seen any significant impact on contextual advertising spending. The company also offers a range of other services including Yandex.News, Yandex.Market, and Yandex.Mail. More recently, the company has been innovating towards real-time searches and predictive searching technologies. Yandex has been making its first foray outside of Russia and the Commonwealth of Independent States (CIS) region by operating in Turkey.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice.

The market prices of equity securities may be affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk. A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk. A fund that focuses its investments in a particular geographic location will be highly sensitive to financial, economic,

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

EMERGING MARKETS OPPORTUNITIES FUND (Unaudited) (Continued)

political, and other developments affecting the fiscal stability of that location.

ASSET ALLOCATION

The following table presents asset allocations within certain sectors as a percentage of total investments at December 31, 2014.
Consumer Staples	30%
Financials	28
Information Technology	14
Consumer Discretionary	9
Health Care	4
Telecommunication Services	4
Utilities	3
Other (includes short-term investments and securities lending collateral)	8

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

EMERGING MARKETS OPPORTUNITIES FUND (Continued)

Average Annual Total Returns[1] for periods ended 12/31/14
	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I Shares	5.54%	8.08%	10.72%	—	—
Class A Shares at NAV[2]	5.23	7.81	10.46	—	—
Class A Shares at POP[3,4]	-0.82	6.54	9.81	—	—
Class C Shares at NAV[2] and CDSC[4]	4.40	7.01	—	8.08%	6/26/06
Class R6 Shares[2]	—	—	—	-4.60	11/12/14
S&P 500® Index	13.69	15.45	7.67	[5]	—
MSCI Emerging Markets Index (Net)	-2.19	1.78	8.43	[6]	—

Fund Expense Ratios7: I Shares: Gross 1.37%, Net 1.32%; A Shares 1.57%; C Shares 2.32%; R6 Shares 1.21%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares and all redemptions of Class C shares are 1% within the first year and 0% thereafter.
[5]	The index returned 8.32% for Class C shares and 1.29% for Class R6 shares since inception date of each respective class.
[6]	The index returned 6.21% for Class C shares and -3.75% for Class R6 shares since inception date of each respective class.
[7]	The expense ratios of the Fund, both net and gross, are set forth according to the prospectus for the Fund effective April 30, 2014, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expenses: Expenses reduced by a contractual fee waiver of Class I shares’ shareholder servicing fees, effective December 1, 2014 to April 30, 2016. Prior to December 1, 2014, the waiver was voluntary. Gross Expenses: Do not reflect the effect of contractual fee waiver. Expense ratios reflect fees and expenses associated with the underlying funds.

Growth of $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2004, for Class I and Class A shares including any applicable sales charges or fees. The performance of Class C shares may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

LOW DURATION INCOME FUND (Unaudited) Fund Summary Portfolio Manager Commentary by Newfleet Asset Management LLC	Ticker Symbols: I Share: HIBIX A Share: HIMZX C Share: PCMZX
¢	The Fund is diversified and has an investment objective to provide a high level of total return, including a competitive level of current income, while limiting fluctuations in net asset value due to changes in interest rates. There is no guarantee that the Fund will achieve its objective.

¢	For the fiscal year ended December 31, 2014, the Fund’s Class I shares at NAV returned 2.10%, Class A shares at NAV returned 1.94% and Class C shares at NAV returned 1.08%. For the same period, the Barclays U.S. Aggregate Bond Index, a broad-based fixed income index, returned 5.97% and the Barclays U.S. Intermediate Government/Credit Bond Index, which is the Fund’s style-specific benchmark appropriate for comparison, returned 3.13%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

How did the markets perform during the Fund’s fiscal year ended December 31, 2014?

¢	Most spread sectors underperformed U.S. Treasuries during the fiscal year. Plummeting oil prices dominated market volatility and investor concerns in the second half of the fiscal year, especially during the fourth quarter of 2014. The international oil benchmark, Brent crude, fell almost 50% since June to end the year at roughly $57 a barrel. Rising output of U.S. shale producers and OPEC’s persistence in maintaining production quotas caused a supply glut, exacerbated by slowing global demand. Lower oil prices contributed to the U.S. dollar’s continued ascent against other major currencies, as did the safe haven status U.S. Treasuries, which continued to attract investor assets amidst heightened geopolitical risk, anticipation of Federal Reserve (the “Fed”) tightening, and weaker global growth.

¢	The collapse in oil prices has contributed to the divergence theme that has been playing out between the U.S. and much of the rest of the world. While lower crude prices are viewed as a net stimulus to the U.S. economy via increased consumer spending, the deflationary effects within the stagnating eurozone economies increase the probability that the European Central Bank will expand its bond purchase program in early 2015. Other central banks (e.g., in Japan and China) already have eased credit conditions in response to slow global growth.

¢	Economic growth in the U.S. continued to gain momentum. Toward the end of the fiscal year, the Fed ended the third round of quantitative easing, and in December it tempered the “considerable time” language in its policy statement to “patience” in reference to the anticipated timing of the first interest rate increase since 2006.

¢	Over the 12-month period, yields increased on the short end of the U.S. Treasury curve and decreased on the long end, and overall the curve flattened.

What factors affected the Fund’s performance during the fiscal year?

¢	The underperformance of most fixed income spread sectors relative to U.S. Treasuries was the key driver of the Fund’s underperformance to the benchmark for the fiscal year.

¢	The Fund’s sector allocations to structured product (particularly agency mortgage-backed securities and non-agency residential mortgage-backed securities), corporate high quality bonds, and higher quality corporate high yield bonds were positive contributors to performance for the fiscal year.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

LOW DURATION INCOME FUND (Unaudited) (Continued)

¢	The Fund’s short duration relative to the benchmark in the rising rate environment also detracted from performance for the year.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice.

Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a security may fail to make payments in a timely manner. Values of debt securities may rise and fall in response to changes in interest rates. This risk may be enhanced with longer-term maturities.

Investing internationally involves additional risks such as currency, political, accounting, economic, and market risk. Changes in interest rates can cause both extension and prepayment risks for asset and mortgage-backed securities. These securities are also subject to risks associated with the repayment of underlying collateral.

ASSET ALLOCATION

The following table presents asset allocations within certain sectors as a percentage of total investments at December 31, 2014.
Corporate Bonds		25%
Financials	13%
Industrials	4
Energy	2
Total of all others	6
Mortgage-Backed Securities		29
Asset-Backed Securities		20
U.S. Government Securities		15
Loan Agreements		6
Other (includes short-term investments)		5

Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

LOW DURATION INCOME FUND (Continued)

Average Annual Total Returns[1] for periods ended 12/31/14
	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I Shares	2.10%	3.91%	4.04%	—	—
Class A Shares at NAV[2]	1.94	3.69	3.79	—	—
Class A Shares at POP[3,4]	-0.36	3.22	3.55	—	—
Class C Shares at NAV[2] and CDSC[4]	1.08	2.90	—	3.59%	6/26/06
Barclays U.S. Aggregate Bond Index	5.97	4.45	4.04	5.42[5]	—
Barclays U.S. Intermediate Government/Credit Bond Index	3.13	3.54	4.10	4.71[5]	—

Fund Expense Ratios6: I Shares: Gross 0.94%, Net 0.50%; A Shares: Gross 1.14%, Net 0.75%; C Shares: Gross 1.89%, Net 1.50%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for C shares are 1% in the first year and 0% thereafter. CDSC charges for certain redemptions of Class A shares are 1% within the first year and 0% thereafter.
[5]	The since inception index returns are from inception date of Class C shares.
[6]	The expense ratios of the Fund, both net and gross, are set forth according to the prospectus for the Fund effective April 30, 2014, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expenses: Expenses reduced by a contractual fee waiver of Class I shares’ shareholder servicing fees, effective December 1, 2014 through April 30, 2016. Prior to December 1, 2014, the fee waiver was voluntary, and there was also a voluntary limitation of total operating expenses. Gross Expenses: Do not reflect the effect of voluntary fee waivers and voluntary expense limitations.

Growth of $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2004, for Class I and Class A shares including any applicable sales charges or fees. The performance of Class C shares may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

TAX-EXEMPT BOND FUND (Unaudited) Fund Summary Portfolio Manager Commentary by Newfleet Asset Management LLC	Ticker Symbols: I Share: HXBIX A Share: HXBZX C Share: PXCZX
¢	The Fund is diversified and has an investment objective of providing a high level of current income that is exempt from federal income tax. There is no guarantee that the Fund will achieve its objective.

¢	For the fiscal year ended December 31, 2014, the Fund’s Class I shares at NAV returned 8.30%, Class A shares at NAV returned 7.94% and Class C shares at NAV returned 7.13%. For the same period, the Barclays U.S. Aggregate Bond Index, a broad-based fixed income index, returned 5.97%, the Barclays U.S. Municipal Bond Index, which is the Fund’s style-specific benchmark appropriate for comparison, returned 9.05% and the Tax-Exempt Bond Linked Benchmark returned 7.46%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

How did the markets perform during the Fund’s fiscal year ended December 31, 2014?

¢	The municipal bond market produced a strong return in 2014, up 9.05% as measured by the Barclays U.S. Municipal Bond Index. Lower new bond issuance, increased demand for tax-exempt income, and a stronger U.S. Treasury market were contributing factors to these results. Declining U.S. Treasury bond yields, influenced by a host of economic concerns and geopolitical risks around the world, drove interest rates lower, while inflows to open-end municipal bond mutual funds and lower issuance levels of municipal bonds compared to recent years provided a strong technical environment. These favorable market conditions persisted for much of 2014, and successfully reversed the negative performance of 2013.

¢	Stable Demand – Favorable taxable equivalent yields continued to attract investors to the asset class in 2014, with municipal bond fund inflows surpassing $27 billion for the year, according to the ICI. According to the Investment Company Institute (ICI), open-end municipal bond mutual funds experienced net inflows every month in 2014. Although fund inflows were not the driver of market performance in 2014 as they were in 2012, they have created a steady demand for municipal bonds, especially in lower rated securities. In addition, banks continued to increase their involvement in the asset class by purchasing bonds and lending directly to municipalities, which also helped drive bond valuations higher.

¢	Moderating Credit – While there have been several highly publicized events in the municipal market over the last year or more – Detroit’s bankruptcy filing, Puerto Rico’s growing credit problems, and the bankruptcies of the cities of San Bernardino and Stockton, California – we do not believe these events reflect the broader credit profile of the market or an expectation that bankruptcies will materially increase. Through the first three quarters of 2014, there were nine Chapter 9 municipal bankruptcy filings out of over 45,000 issuers of municipal bonds. During the past 30 years, there were 18 Chapter 9 bankruptcy filings on average each year, with 1991 experiencing the highest number of filings at 30. This compares quite favorably to the 7,660 businesses that filed for Chapter 11 bankruptcy in 2013. We believe that municipal bonds remain one of the lowest risk asset classes, with credit metrics for the majority of municipalities continuing to improve as the economy improves and tax revenues recover. Most of the country’s states and largest cities have experienced improvements in their underlying credit metrics since 2008. In fact, Moody’s recently reported that 34 of the 50 largest U.S. cities have increased or stabilized their credit quality since the beginning of the

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

TAX-EXEMPT BOND FUND (Unaudited) (Continued)
Great Recession. This improvement is mostly due to a healthier tax base and improved financial management, which has translated into higher revenues and replenished reserves.

¢	Limited Supply – Following a very slow start to the year, new issuance of municipal debt increased in the fourth quarter as lower yields contributed to municipalities’ ability to refinance their higher cost debt. With 30-year municipal bond yields down by 1.30% from where they began the year and the expectation that the Federal Reserve may begin to raise rates sometime in 2015, municipalities increased their refunding activity. Higher refunding levels brought annual issuance levels to just shy of where they were in 2013, after trailing by over 30% during the first half of 2014. As municipalities across the U.S. seek to improve their balance sheets, the market may experience further refunding of higher cost debt, but bond issuance to finance new projects will likely remain suppressed. Despite a growing need for infrastructure spending, municipalities continue to exercise austerity measures to help improve their finances. While plenty of spending needs to be done across the country to fix aging infrastructure, there doesn’t seem to be much in the way of support from state and local governments to issue bonds to pay for a big overhaul. Therefore, the municipal bond market continues to benefit from an environment where there is more money to invest than there are bonds available to buy.

¢	Last year was clearly a beneficial year for investors in the municipal bond market. Supply and demand technical conditions were mostly favorable and the underlying credit fundamentals of the majority of municipalities continued to improve. While municipal bond interest rates declined throughout 2014, taxable equivalent yields remain reasonable compared to other fixed income alternatives for investors seeking income.

What factors affected the Fund’s performance during the fiscal year?

¢	The Fund’s performance for the year relative to its benchmark benefited from the allocation to longer dated maturities, noncallable bonds, and higher allocation to revenue bonds compared to general obligation issues.

¢	Relative performance was hurt by the Fund’s limited exposure to below-investment grade bonds due to an inability to buy these bonds until December 2014, lower allocation to discount coupon bonds, and larger allocation to higher quality bonds.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice.

Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a security may fail to make payments in a timely manner. Values of debt securities may rise and fall in response to changes in interest rates. This risk may be enhanced with longer-term maturities. Events negatively impacting a municipal security, or the municipal bond market in general, may cause the Fund to decrease in value. Noncompliant conduct by a municipal bond issuer, or adverse interpretations, could cause interest from a security to become taxable, subjecting shareholders to increased tax liability. A portion of income may be subject to some state and/or local taxes and, for certain investors, a portion may be subject to the federal alternative minimum tax.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

TAX-EXEMPT BOND FUND (Unaudited) (Continued)

ASSET ALLOCATION

The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2014.
Texas	13%
New York	10
Illinois	9
Colorado	5
Maryland	5
Massachusetts	5
Missouri	5
Other (includes short-term investments)	48

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

TAX-EXEMPT BOND FUND (Continued)

Average Annual Total Returns[1] for periods ended 12/31/14
	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I Shares	8.30%	5.16%	4.79%	—	—
Class A Shares at NAV[2]	7.94	4.90	4.53	—	—
Class A Shares at POP[3,4]	4.97	4.31	4.24	—	—
Class C Shares at NAV[2] and CDSC[4]	7.13	4.09	—	4.25%	6/26/06
Barclays U.S. Aggregate Bond Index	5.97	4.45	4.71	5.42[5]	—
Barclays U.S. Municipal Bond Index	9.05	5.16	4.74	5.14[5]	—
Tax-Exempt Bond Linked Benchmark	7.46	4.97	4.64	5.03[5]	—

Fund Expense Ratios6: I Shares: Gross 0.79%, Net 0.60%; A Shares: Gross 0.99%, Net 0.85%; C Shares: Gross 1.74%, Net 1.60%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares and all redemptions of Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index returns are from the inception date of Class C shares.
[6]	The expense ratios of the Fund, both net and gross, are set forth according to the prospectus for the Fund effective April 30, 2014, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expenses: Expenses reduced by a contractual fee waiver of Class I shares’ shareholder servicing fees, effective December 1, 2014 to April 30, 2016. Prior to December 1, 2014, the fee waiver was voluntary. The Fund also has a voluntary limitation of total operating expenses, which may be discontinued at any time. Gross Expenses: Do not reflect the effect of contractual fee waiver and voluntary expense limitations.

Growth of $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2004 for Class I and Class A shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—3.8%
Consumer Discretionary—0.1%
Lojas Americanas SA 1.06% (Brazil)	1,186,636	$7,696
Zee Entertainment Enterprises Ltd. 6.00% (India)	110,299,896	1,520

		9,216

Financials—3.7%
Itau Unibanco Holding S.A. ADR 4.18% (Brazil)	16,265,822	211,618
Itausa Investimentos Itau S.A. 3.36% (Brazil)	30,325,217	107,123

		318,741
TOTAL PREFERRED STOCK (Identified Cost $355,325)		327,957
COMMON STOCKS—91.7%
Consumer Discretionary—8.7%
Galaxy Entertainment Group Ltd. (Hong Kong)	20,065,318	111,497
Genting Malaysia Bhd (Malaysia)	61,480,600	71,393
Grupo Televisa S.A. Sponsored ADR (Mexico)(2)	2,511,483	85,541
Matahari Department Store Tbk PT (Indonesia)	30,176,467	36,362
Naspers Ltd. Class N (South Africa)	1,187,015	153,547
Sands China Ltd. (China)	39,542,246	192,497
Vipshop Holdings Ltd. ADR (Cayman Islands)(2)(6)	2,205,180	43,089
Westlife Development Ltd. (India)(2)	2,630,102	12,896
Zee Entertainment Enterprises Ltd. (India)	6,224,716	37,391

		744,213

	SHARES		VALUE
Consumer Staples—30.3%
Ambev S.A. ADR (Brazil)	49,454,086		$307,604
British American Tobacco Bhd (Malaysia)	2,304,478		42,681
British American Tobacco plc (United Kingdom)	8,652,562	(3)	470,912
British American Tobacco plc (United Kingdom)	143,616	(4)	7,783
Coca-Cola Icecek AS (Turkey)	960,051		20,764
Colgate Palmolive India Ltd. (India)	1,614,576		45,600
CP ALL PCL (Thailand)	83,337,100		107,562
Dairy Farm International Holdings Ltd. (Hong Kong)	1,084,183		9,758
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR (Mexico)(2)	1,853,144		163,132
Hindustan Unilever Ltd. (India)	17,041,067		204,793
ITC Ltd. (India)	63,325,671		368,895
Nestle India Ltd. (India)	495,614		50,131
Orion Corp. (South Korea)(2)	55,418		51,168
President Chain Store Corp. (Taiwan)	3,194,685		24,675
SABMiller plc (South Africa)	5,142,673		267,799
Souza Cruz S.A. (Brazil)	13,896,997		101,004
Thai Beverage PCL (Thailand)	171,224,600		88,874
Tsingtao Brewery Co., Ltd. (China)	8,419,378		56,789
Unilever Indonesia Tbk PT (Indonesia)	31,165,135		80,835
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	61,142,401		131,454

			2,602,213

See Notes to Financial Statements

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014

($ reported in thousands)

	SHARES	VALUE
Energy—0.5%
Ultrapar Participacoes S.A. (Brazil)	2,077,653	$40,214

Financials—23.9%
Axis Bank Ltd. (India)	10,774,619	85,280
Bangkok Bank PCL (Thailand)	14,974,521	88,965
Bank Central Asia Tbk PT (Indonesia)	130,436,103	138,359
BB Seguridade Participacoes SA (Brazil)	5,692,048	68,865
BM&F Bovespa S.A. (Brazil)	19,688,894	72,958
DBS Group Holdings Ltd. (Singapore)	5,674,488	87,849
Grupo Financiero Santander Mexico S.A.B. de C.V. ADR, B Shares (Mexico)	5,379,474	55,731
Housing Development Finance Corp. (India)	23,249,077	416,911
Housing Development Finance Corp. Bank Ltd. (India)	19,225,805	288,747
Housing Development Finance Corp. Bank Ltd. ADR (India)	1,586,117	80,495
ICICI Bank Ltd. (India)	5,028,484	27,983
Kasikornbank PCL (Thailand)	14,327,274	99,177
Kotak Mahindra Bank Ltd. (India)	4,353,488	86,698
Link REIT (The) (Hong Kong)	20,054,502	125,556
Malayan Banking Bhd (Malaysia)	40,237,641	105,375
Public Bank Bhd (Malaysia)	14,123,600	73,786
Remgro Ltd. (South Africa)	5,784,341	126,542
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)(2)	70,994	18,218

		2,047,495

	SHARES	VALUE
Health Care—3.8%
Cipla Ltd. (India)	13,185,787	$130,436
Sun Pharmaceutical Industries Ltd. (India)	14,812,513	193,574

		324,010

Industrials—0.4%
CCR S.A. (Brazil)	6,501,400	37,690

Information Technology—14.1%
Alibaba Group Holding Ltd. ADR (Cayman Islands)(2)	1,011,447	105,130
Autohome, Inc. ADR (Cayman Islands)(6)	544,333	19,792
Baidu, Inc. Sponsored ADR (China)(2)	1,189,866	271,254
Bitauto Holdings Ltd. ADR (China)(2)	567,020	39,924
Cielo SA (Brazil)	11,847,063	185,715
HCL Technologies Ltd. (India)	3,296,330	83,250
Mail.Ru Group Ltd. GDR (Russia)(2)	1,434,132	23,376
NetEase, Inc. ADR (China)	412,500	40,895
Taiwan Semiconductors Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	5,848,273	130,884
Tata Consultancy Services Ltd. (India)	3,444,139	139,456
Tencent Holdings Ltd. (Cayman Islands)	8,949,685	129,492
Yandex NV (Russia)(2)	2,423,992	43,535

		1,212,703

Materials—2.4%
Industrias Penoles S.A.B de C.V. (Mexico)	4,400,036	86,043
Randgold Resources Ltd. (Jersey)	749,229	50,865
Randgold Resources Ltd. ADR (Jersey)(6)	968,568	65,291

		202,199

See Notes to Financial Statements

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014

($ reported in thousands)

	SHARES	VALUE
Telecommunication Services—4.3%
Advanced Info Service PCL (Thailand)	13,937,500	$106,182
MTN Group Ltd. (South Africa)	5,368,179	102,116
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	709,774,369	163,127

		371,425

Utilities—3.3%
Power Assets Holdings Ltd. (Hong Kong)	26,566,854	256,849
Power Grid Corp. of India Ltd. (India)(2)	13,840,783	30,170

		287,019
TOTAL COMMON STOCKS (Identified Cost $7,532,988)		7,869,181
TOTAL LONG TERM INVESTMENTS—95.5%
(Identified Cost $7,888,313)		8,197,138
SHORT-TERM INVESTMENTS—4.5%
Money Market Mutual Funds—4.5%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.110%)	382,074,595	382,075
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $382,075)		382,075

	SHARES	VALUE
SECURITIES LENDING COLLATERAL—0.4%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.060%)(5)	30,664,050	$30,664
TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $30,664)		30,664
TOTAL INVESTMENTS—100.4% (Identified Cost $8,301,052)		8,609,877(1)
Other assets and liabilities, net—(0.4)%		(37,556)

NET ASSETS—100.0%		$8,572,321

Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares traded on Johannesburg exchange
(4)	Shares traded on London Exchange.
(5)	Represents security purchased with cash collateral received for securities on loan.
(6)	All or a portion of security is on loan.

Country Weightings (Unaudited)†
India	26%
Brazil	13
South Africa	8
China	7
Hong Kong	6
Mexico	6
Thailand	6
Other	28
Total	100%

†	% of total investments as of December 31, 2014

See Notes to Financial Statements

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$7,869,181	$2,397,955	$5,471,226
Preferred Stock	327,957	327,957	—
Securities Lending Collateral	30,664	30,664	—
Short-Term Investments	382,075	382,075	—

Total Investments	$8,609,877	$3,138,651	$5,471,226

There were no Level 3 (significant observable inputs) priced securities.

Securities held by the Fund with an end of period value of $4,869,529 were transferred from Level 1 to Level 2 based on our valuation procedures for non-U.S. securities.

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—15.2%
U.S. Treasury Notes
0.500%, 9/30/16	$16,745		$16,721
0.500%, 11/30/16	7,000		6,983
0.625%, 12/31/16	9,790		9,780
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $33,529)			33,484
MUNICIPAL BONDS—0.3%
California—0.2%
State of California Taxable 1.050%, 2/1/16	500		502

Illinois—0.1%
State of Illinois Build America Taxable 5.547%, 4/1/19	190		205
TOTAL MUNICIPAL BONDS (Identified Cost $708)			707
FOREIGN GOVERNMENT SECURITIES—0.5%
Republic of Chile 5.500%, 8/5/20	142,000	CLP	246
Republic of Latvia RegS 2.750%, 1/12/20(4)	315		312
Republic of Panama 5.200%, 1/30/20	220		242
Republic of Sri Lanka 144A 6.000%, 1/14/19(3)	235		245
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $1,045)			1,045
MORTGAGE-BACKED SECURITIES—30.0%
Agency—3.9%
FHLMC 14-DN2, M2 1.820%, 4/25/24(2)	275		266
FNMA
6.000%, 5/1/16	24		24
10.500%, 12/1/16	—	(10)	—	(10)
4.000%, 8/1/25	162		173
3.000%, 6/1/27	397		414
2.500%, 5/1/28	995		1,015
2.500%, 11/1/29	988		1,007
4.000%, 11/1/31	638		688
5.000%, 10/1/39	493		552
4.500%, 4/1/40	217		236

	PAR VALUE	VALUE
Agency (continued)
3.500%, 12/1/42	$798	$832
3.000%, 3/1/43	1,269	1,283
3.000%, 5/1/43	392	397
4.000%, 10/1/44	1,242	1,326
FNMA REMIC 97-70, PE (P.O.) 0.000%, 4/25/22	26	26
GNMA
7.000%, 7/15/23	3	3
7.000%, 9/15/23	13	14
7.000%, 9/15/23	2	2
7.000%, 1/15/24	6	6
7.000%, 9/15/24	10	11
7.000%, 7/15/25	5	5
7.000%, 7/15/25	6	6
7.000%, 7/15/25	13	14
12-147, AK 2.587%, 4/16/54	193	197

		8,497

Non-Agency—26.1%
A-10 Securitization LLC 13-1, A 144A 2.400%, 11/15/25(3)	234	235
A-10 Term Asset Financing LLC 14-1, A1 144A 1.720%, 4/15/33(3)	250	250
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(2)(3)	707	728
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-2, B 5.043%, 7/10/43(2)	185	187
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-2, G 144A 5.268%, 7/10/43(2)(3)	420	423
Banc of America Commercial Mortgage Trust 07-2, A4 5.612%, 4/10/49(2)	940	1,006
Banc of America Funding Trust
04-B, 2A1 2.565%, 11/20/34(2)	74	73

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency (continued)
05-1, 1A1 5.500%, 2/25/35	$251	$256
06-2, 3A1 6.000%, 3/25/36	61	61
Banc of America Mortgage Trust 04-7, 6A3 4.500%, 8/25/19	157	155
Bank of America (Merrill Lynch – Countrywide) Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	554	587
04-24CB, 1A1 6.000%, 11/25/34	356	363
Bank of America (Merrill Lynch – Countrywide) Commercial Mortgage Trust 06-4, A3 5.172%, 12/12/49	581	615
Bank of America (Merrill Lynch – Deutsche Bank Trust) 12-OSI, A2FX 144A 3.352%, 4/13/29(3)	300	308
Barclays (Lehman Brothers) – UBS Commercial Mortgage Trust
06-C6, A4 5.372%, 9/15/39	500	529
07-C2, A3 5.430%, 2/15/40	838	897
07-C6, A4 5.858%, 7/15/40(2)	1,171	1,236
07-C7, A3 5.866%, 9/15/45(2)	564	619
Bayview Commercial Asset Trust
08-1, A2A 144A 1.170%, 1/25/38(2)(3)	91	90
08-1, A3 144A 1.670%, 1/25/38(2)(3)	330	314
BCAP LLC Trust 06-RR1, PE 5.000%, 11/25/36	144	147
Centex Home Equity Loan Trust 04-D, AF5 5.350%, 9/25/34(2)	385	405

	PAR VALUE	VALUE
Non-Agency (continued)
Citigroup – Deutsche Bank Commercial Mortgage Trust
06-CD2, A4 5.299%, 1/15/46(2)	$275	$283
07-CD4, A4 5.322%, 12/11/49	390	413
07-CD4, AMFX 5.366%, 12/11/49(2)	975	1,011
Citigroup Commercial Mortgage Trust
07-C6, A1A 5.710%, 12/10/49(2)	898	971
07-6, A4 5.710%, 12/10/49(2)	1,550	1,681
08-C7, AM 6.142%, 12/10/49(2)	230	252
10-RR3, MLSR 144A 5.743%, 6/14/50(2)(3)	250	268
Citigroup Mortgage Loan Trust, Inc.
04-NCM2, 2CB2 6.750%, 8/25/34	216	229
14-A, A 144A 4.000%, 1/1/35(2)(3)	334	347
Colony Multi-Family Commercial Mortgage-Backed Securities 14-1, A 144A 2.543%, 4/20/50	909	905
Commercial Mortgage Pass-Through-Certificates 07-C9, A4 5.796%, 12/10/49(2)	1,250	1,366
Commercial Mortgage Trust 07-GG11, AM 5.867%, 12/10/49(2)	760	824
Credit Suisse Commercial Mortgage Trust
07-C1, A1A 5.361%, 2/15/40	274	289
10-RR7, 1A 144A 5.378%, 8/12/48(2)(3)	535	563
07-C2, A3 5.542%, 1/15/49(2)	165	177
Credit Suisse First Boston Mortgage Securities Corp. 03-27, 5A3 5.250%, 11/25/33	124	127

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency (continued)
Deutsche Bank – UBS Mortgage Trust 11-LC3A, A2 3.642%, 8/10/44	$350	$361
Extended Stay America Trust
13-ESH7, A17 144A 2.295%, 12/5/31(3)	1,100	1,085
13-ESH7, A27 144A 2.958%, 12/5/31(3)	185	187
FDIC Trust 13-N1, A 144A 4.500%, 10/25/18(3)	307	309
Ford Credit Auto Owner Trust 11-A, A4 1.650%, 5/15/16	44	44
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 2.989%, 6/25/34(2)	335	340
Goldman Sachs Mortgage Securities Trust II 07-GG10, A4 5.796%, 8/10/45(2)	1,372	1,486
Greenwich Capital Commercial Funding Corp. 07-GG9, A4 5.444%, 3/10/39	475	507
Hilton USA Trust 13-HLT, EFX 144A 5.222%, 11/5/30(2)(3)	650	666
Jefferies Resecuritization Trust 14-R1, 1A1 144A 4.000%, 12/27/37(3)	382	381
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust
04-1, 21A1 2.314%, 4/25/34(2)	167	166
04-10, 12A3 2.657%, 1/25/35(2)	139	139
JPMorgan Chase (Bear Stearns) Asset Backed Securities Trust 03-AC4. A 5.500%, 9/25/33(2)	452	467

	PAR VALUE	VALUE
Non-Agency (continued)
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
05-PW10, AM 5.449%, 12/11/40(2)	$535	$552
06-PW13, AM 5.582%, 9/11/41(2)	970	1,024
07-PW15, AM 5.363%, 2/11/44	660	679
07-PW17, A4 5.694%, 6/11/50(2)	830	901
07-PW18, A4 5.700%, 6/11/50	335	364
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
03-AR6, A1 2.438%, 6/25/33(2)	449	449
03-AR4, 2A1 2.254%, 8/25/33(2)	295	292
JPMorgan Chase Commercial Mortgage Securities Trust
13-ALC, A 144A 1.662%, 7/17/26(2)(3)	300	300
10-CNTR, A1 144A 3.300%, 8/5/32(3)	404	418
10-CNTR, A2 144A 4.311%, 8/5/32(3)	110	120
06-LDP7, A4 5.865%, 4/15/45(2)	600	627
06-LDP9, A3 5.336%, 5/15/47	1,294	1,374
07-LDPX, AM 5.464%, 1/15/49(2)	560	581
07-LD12, A4 5.882%, 2/15/51(2)	315	341
JPMorgan Chase Mortgage Trust 14-2, 2A2 144A 3.500%, 6/25/29(2)(3)	272	281
JPMorgan Chase Mortgage Trust
06-A2, 4A1 2.503%, 8/25/34(2)	263	263

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency (continued)
04-A4, 2A1 2.365%, 9/25/34(2)	$205	$208
05-A4, 3A1 2.227%, 7/25/35(2)	142	141
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	468	491
14-IVR3, 2A1 3.000%, 9/25/44(2)(3)	931	941
Lehman Brothers Commercial Mortgage Trust 07-C3, A4 5.904%, 7/15/44(2)	364	394
MASTR Alternative Loan Trust
04-10, 3A1 5.000%, 9/25/19	146	148
03-8, 2A1 5.750%, 11/25/33	196	206
04-4, 6A1 5.500%, 4/25/34	208	218
04-7, 9A1 6.000%, 8/25/34	181	189
05-2, 2A1 6.000%, 1/25/35	295	304
MASTR Asset Securitization Trust 04-6, 4A1 5.000%, 7/25/19	193	195
Morgan Stanley Capital I Trust
07-T27, A4 5.651%, 6/11/42(2)	1,515	1,650
08-T29, A4 6.278%, 1/11/43(2)	214	239
06-IQ12, A4 5.332%, 12/15/43	576	608
07-IQ14, AM 5.684%, 4/15/49(2)	428	445
07-IQ14, A4 5.692%, 4/15/49(2)	760	819
07- LQ16, A4 5.809%, 12/12/49	466	507
Morgan Stanley Residential Mortgage Loan Trust 14-1A, A1 144A 2.994%, 6/25/44(2)(3)	272	277

	PAR VALUE	VALUE
Non-Agency (continued)
Motel 6 Trust 12-MTL6 D 144A 3.781%, 10/5/25(3)	$185	$183
New Residential Mortgage Loan Trust
14-1A, A 144A 3.750%, 1/25/54(2)(3)	145	149
14-2A, 3A 3.750%, 5/25/54(2)(3)	262	267
14-3A, AFX3 144A 3.750%, 11/25/54(2)(3)	785	807
Residential Asset Securitization Trust 04-QS8, A6 5.500%, 6/25/34	157	159
Residential Funding Mortgage Securities I, Inc. 05-S1, 1A2 5.500%, 2/25/35	171	173
Residential Funding Securities Corp. Trust 03-RM2, AII 5.000%, 5/25/18	74	76
SilverLeaf Finance XVII LLC 13-12, A1 144A 2.680%, 3/16/26(3)	176	175
Structured Adjustable Rate Mortgage Loan Trust
04-1, 6A 2.433%, 2/25/34(2)	953	937
04-4, 3A1 2.467%, 4/25/34(2)	274	272
04-4, 3A2 2.467%, 4/25/34(2)	811	812
04-5, 3A2 2.430%, 5/25/34(2)	625	623
04-14, 7A 2.368%, 10/25/34(2)	442	444
Structured Asset Securities Corp. 03-37A, 2A 3.621%, 12/25/33(2)	112	113
Structured Asset Securities Corp. Assistance Loan Trust 03-AL1, A 144A 3.357%, 4/25/31(3)	275	270

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency (continued)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
02-AL1, A2 3.450%, 2/25/32	$149	$148
02-AL1, A3 3.450%, 2/25/32	487	481
03-33H, 1A1 5.500%, 10/25/33	418	427
03-34A, 6A 2.595%, 11/25/33(2)	495	484
04-15, 3A3 5.500%, 9/25/34	297	301
VFC LLC 14-2, A 144A 2.750%, 7/20/30(3)	185	185
Washington Mutual Mortgage Pass Through Certificates 03-S8, A2 5.000%, 9/25/18	142	145
Wells Fargo (Wachovia Bank Commercial Mortgage Trust)
07-C30, AM 5.383%, 12/15/43	950	1,008
07-C31, A4 5.509%, 4/15/47	1,265	1,333
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
06-C25, AM 5.723%, 5/15/43(2)	275	289
07-C30, A5 5.342%, 12/15/43	600	641
07-C32, A3 5.716%, 6/15/49(2)	915	982
07-C33, A5 5.941%, 2/15/51(2)	79	86
Wells Fargo Mortgage Backed Securities Trust
03-G, A1 2.490%, 6/25/33(2)	101	102
03-J, 5A1 2.490%, 10/25/33(2)	399	402
04-K, 1A2 2.616%, 7/25/34(2)	493	496
04-Z, 2A1 2.615%, 12/25/34(2)	382	384

	PAR VALUE	VALUE
Non-Agency (continued)
05-14, 2A1 5.500%, 12/25/35	$142	$144
06-16, A5 5.000%, 11/25/36	111	114
WinWater Mortgage Loan Trust
14-3, A4 144A 3.500%, 12/20/33(2)(3)	900	912
14-1, A1 144A 4.000%, 6/20/44(2)(3)	882	912

		57,310
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $66,058)		65,807
ASSET-BACKED SECURITIES—19.9%
American Homes 4 Rent 14-SFR1, A 144A 1.250%, 6/17/31(2)(3)	258	254
AmeriCredit Automobile Receivables Trust
12-1, C 2.670%, 1/8/18	153	155
12-3, C 2.420%, 5/8/18	369	375
12-3, D 3.030%, 7/9/18	683	698
12-4, D 2.680%, 10/9/18	160	161
13-2, D 2.420%, 5/8/19	800	798
14-1, D 2.540%, 6/8/20	650	642
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(2)	80	83
Asset Backed Funding Certificates 05-AQ1, A6 4.780%, 6/25/35(2)	49	50
Associates Manufactured Housing Pass-Through Certificates 96-1, B1 8.000%, 3/15/27(2)	219	241
Avis Budget Rental Car Funding LLC
(AESOP) 11-3A, A 144A 3.410%, 11/20/17(3)	390	404
(AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	540	540
(AESOP) 13-1A, A 144A 1.920%, 9/20/19(3)	1,000	990
(AESOP) 13-2A, A 144A 2.970%, 2/20/20(3)	900	923

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Bayview Financial Acquisition Trust 07-A, 1A2 6.205%, 5/28/37(2)	$400	$424
Beacon Container Finance LLC 12-1A, A 144A 3.720%, 9/20/27(3)	369	373
BXG Receivables Note Trust 12-A, A 144A 2.660%, 12/2/27(3)	95	94
California Republic Auto Receivables Trust
12-1, B 144A 1.760%, 1/16/18(3)	200	202
13-1, B 144A 2.240%, 1/15/19(3)	340	345
Capital Auto Receivables Asset Trust 13-4, C 2.670%, 2/20/19	505	511
CarFinance Capital Auto Trust
13-A, B 144A 2.750%, 11/15/18(3)	570	577
14-1A, A 144A 1.460%, 12/17/18(3)	1,518	1,520
13-2A, B 144A 3.150%, 8/15/19(3)	300	304
14-2A, B 144A 2.640%, 11/16/20(3)	415	416
CarMax Auto Owner Trust
14-2, C 2.080%, 1/15/20	400	397
14-4, B 2.200%, 9/15/20	700	699
CarNow Auto Receivables Trust
13-1A, B 144A 1.970%, 11/15/17(3)	430	430
14-1A, D 144A 4.160%, 11/15/18(3)	350	348
CCG Receivables Trust 14-1, B 144A 2.150%, 11/15/21(3)	400	401
Centerpoint Energy Transition Bond Co. LLC 12-1, A1 0.901%, 4/15/18	286	286

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Centex Home Equity Loan Trust 02-A, AF6 5.540%, 1/25/32	$340	$340
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(3)	712	707
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	390	395
Citibank Credit Card Issuance Trust 05-A2, A2 4.850%, 3/10/17	495	499
CLI Funding LLC 14-2A, A 3.380%, 10/18/29(3)	492	489
Conseco Financial Corp. 97-3, A5 7.140%, 3/15/28	263	278
Cronos Containers Program Ltd. 12-2A, A 144A 3.810%, 9/18/27(3)	663	663
Domino’s Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	551	577
DT Auto Owner Trust
13-1A, C 144A 2.730%, 2/15/19(3)	225	226
14-1A, C 144A 2.640%, 10/15/19(3)	600	603
14-2A, C 144A 2.460%, 1/15/20(3)	330	328
14-3A, C 3.040%, 9/15/20(3)	600	599
Exeter Automobile Receivables Trust
12-2A, C 144A 3.060%, 7/16/18(3)	200	202
14-1A, B 144A 2.420%, 1/15/19(3)	645	645
13-1A, C 144A 3.520%, 2/15/19(3)	500	502
14-2A, C 144A 3.260%, 12/16/19(3)	335	328
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	362	363
Fifth Third Auto Trust 13-A, B 1.210%, 4/15/19	385	385

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust
12-B, A4 1.000%, 9/15/17	$1,500	$1,504
13-D, A3 0.670%, 4/15/18	1,000	999
Global Science Finance S.A.R.L. 13-1A, A 144A 2.980%, 4/17/28(3)	250	248
Gold Key Resorts LLC 14-A, A 144A 3.220%, 3/17/31(3)	592	592
GreatAmerica Leasing Receivables Funding, LLC 13-1, A4 144A 1.160%, 5/15/18(3)	415	416
GSAA Home Equity Trust
05-1, AF4 5.619%, 11/25/34(2)	349	370
05-12, AF3W 4.999%, 9/25/35(2)	115	117
Hertz Vehicle Financing LLC 11-1A, A2 144A 3.290%, 3/25/18(3)	120	124
Hilton Grand Vacations Trust
13-A, A 144A 2.280%, 1/25/26(3)	225	226
14-AA, A 144A 1.770%, 11/25/26(3)	297	294
Hyundai Auto Receivables Trust 14-B, D 2.510%, 12/15/20	400	400
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	155	155
Marriott Vacation Club Owner Trust 12-1A, A 144A 2.510%, 5/20/30(3)	536	539
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	589	602
Nissan Auto Receivables Owner Trust 14-A, A3 0.720%, 8/15/18	1,000	998
OneMain Financial Issuance Trust 14-1A, A 144A 2.430%, 6/18/24(3)	400	400

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(2)	$88	$92
Residential Funding Mortgage Securities II Home Loan Trust
03-HS2, AIIB 0.420%, 6/25/28(2)	315	295
07-HI1, A3 5.720%, 3/25/37	448	458
Santander Drive Auto Receivables Trust
12-4, C 2.940%, 12/15/17	430	436
12-2, D 3.870%, 2/15/18	400	412
12-6, C 1.940%, 3/15/18	355	357
12-3, C 3.010%, 4/16/18	375	380
12-5, C 2.700%, 8/15/18	150	153
12-6, D 2.520%, 9/17/18	450	452
13-1, D 2.270%, 1/15/19	550	547
13-3, C 1.810%, 4/15/19	700	700
Sierra Timeshare Receivables Funding LLC
10-3A, B 144A 4.440%, 11/20/25(3)	77	79
11-1A, B 144A 4.230%, 4/20/26(3)	188	193
12-3A, A 144A 1.870%, 8/20/29(3)	535	537
13-1A, A 144A 1.590%, 11/20/29(3)	130	129
14-1A, A 144A 2.070%, 3/20/30(3)	303	305
14-2A, A 144A 2.050%, 6/20/31(3)	214	215
Silverleaf Finance LLC
XV 12-D, A 144A 3.000%, 3/17/25(3)	62	63

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
XVIII 14-A, A 144A 2.810%, 1/15/27(3)	$701	$698
SLM Private Education Loan Trust
14-A, 2A2 144A 2.590%, 1/15/26(3)	1,450	1,468
13-C, A2A 144A 2.940%, 10/15/31(3)	325	332
SNAAC Auto Receivables Trust 14-1A, C 144A 2.210%, 1/15/20(3)	400	400
SoFi Professional Loan Program LLC
14-A, A2 144A 3.020%, 10/25/27(3)	1,023	1,034
14-B, 2A 144A 2.550%, 8/27/29(3)	450	450
Structured Asset Securities Corp. 01-SB1, A2 3.375%, 8/25/31	226	223
SVO VOI Mortgage Corp.
10-AA, A 144A 3.650%, 7/20/27(3)	109	111
12-AA, A 144A 2.000%, 9/20/29(3)	100	100
TAL Advantage V LLC 13-1A A 144A 2.830%, 2/22/38(3)	482	476
TCF Auto Receivables Owner Trust 14-1A, B 144A 2.330%, 5/15/20(3)	475	475
Textainer Marine Containers Ltd. 14-1A, A 144A 3.270%, 10/20/39(3)	443	442
Tidewater Auto Receivables Trust 12-AA, B 144A 2.430%, 4/15/19(3)	150	152
Trinity Rail Leasing LP 03-1A, A 144A 5.640%, 10/12/26(3)	116	125
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	377	390

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Volvo Financial Equipment LLC
13-1A, B 144A 1.240%, 8/15/19(3)	$450	$451
14-1A, C 144A 1.940%, 11/15/21(3)	205	204
Welk Resorts LLC 13-A, A 144A 3.100%, 3/15/29(3)	230	231
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(3)	78	78
Westlake Automobile Receivables Trust 14-1A, C 144A 1.700%, 11/15/19(3)	335	334
TOTAL ASSET-BACKED SECURITIES (Identified Cost $43,715)		43,731
CORPORATE BONDS AND NOTES—25.7%
Consumer Discretionary—1.9%
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(3)	190	199
CCO Holdings LLC 5.250%, 3/15/21	135	137
Cequel Communications Holdings I LLC (Cequel Capital Corp.)
144A 5.125%, 12/15/21(3)	105	102
144A 5.125%, 12/15/21(3)	250	244
Daimler Finance North America LLC 144A 1.875%, 1/11/18(3)	150	151
DISH DBS Corp.
4.625%, 7/15/17	115	119
4.250%, 4/1/18	165	169
Jaguar Land Rover Automotive PLC 144A 4.250%, 11/15/19(3)	365	370
Marriott International, Inc. 3.125%, 10/15/21	290	292
Nielsen Finance LLC (Nielsen Finance Co.) 5.000%, 4/15/22(3)	380	384

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary (continued)
Norwegian Cruise Lines Corp. Ltd. 144A 5.250%, 11/15/19(3)	$35	$35
QVC, Inc. 3.125%, 4/1/19	330	330
Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)	285	290
Time Warner Cable, Inc. 6.750%, 7/1/18	215	247
Toll Brothers Finance Corp.
4.000%, 12/31/18	465	467
6.750%, 11/1/19	205	231
TRI Pointe Homes, Inc. 144A 4.375%, 6/15/19(3)	50	49
Wyndham Worldwide Corp. 2.500%, 3/1/18	40	40
Wynn Macau Ltd. 144A 5.250%, 10/15/21(3)	280	265

		4,121

Consumer Staples—0.1%
Heinz (H.J.) Co. 4.250%, 10/15/20	251	254
Smithfield Foods, Inc. 144A 5.250%, 8/1/18(3)	95	97

		351

Energy—1.8%
California Resources Corp.
144A 5.000%, 1/15/20(3)	255	222
144A 5.500%, 9/15/21(3)	210	181
Denbury Resources, Inc. 5.500%, 5/1/22	255	235
Gazprom OAO (Gaz Capital SA) 144A 4.950%, 5/23/16(3)(7)	200	192
IPIC GMTN Ltd. RegS 3.750%, 3/1/17(4)	200	209
Kinder Morgan, Inc. 3.050%, 12/1/19	85	84
Newfield Exploration Co.
5.750%, 1/30/22	55	54
5.625%, 7/1/24	265	262

	PAR VALUE	VALUE
Energy (continued)
NGL Energy Partners LP (NGL Energy Finance Corp.) 144A 5.125%, 7/15/19(3)	$365	$351
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)	280	242
Petrobras Global Finance BV 3.250%, 3/17/17	200	188
Petroleos Mexicanos 3.125%, 1/23/19	230	231
QEP Resources, Inc. 6.875%, 3/1/21	390	402
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	200	126
Regency Energy Partners LP (Regency Energy Finance Corp.) 5.750%, 9/1/20	345	348
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	340	346
Sinopec Capital Ltd. 144A 1.875%, 4/24/18(3)	250	245

		3,918

Financials—13.1%
Aircastle Ltd.
4.625%, 12/15/18	280	282
6.250%, 12/1/19	175	186
Ally Financial, Inc. 3.750%, 11/18/19	235	232
American International Group, Inc.
2.375%, 8/24/15	90	91
3.375%, 8/15/20	225	234
American Tower Trust I 144A 1.551%, 3/15/18(3)	100	99
Ares Capital Corp. 3.875%, 1/15/20	370	369
Associated Banc Corp. 5.125%, 3/28/16	90	94
Associates Corp. North America 6.950%, 11/1/18	320	374
Aviation Capital Group Corp. 144A 3.875%, 9/27/16(3)	230	236

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014

($ reported in thousands)

	PAR VALUE	VALUE
Financials (continued)
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 4.500%, 3/10/16(3)	$250	$257
Banco Bradesco SA
144A 4.125%, 5/16/16(3)	200	205
144A 4.500%, 1/12/17(3)	200	207
Banco Santander Brasil SA 144A 4.500%, 4/6/15(3)	325	327
Banco Santander Chile 144A 3.750%, 9/22/15(3)	225	228
Bangkok Bank PCL 144A 2.750%, 3/27/18(3)	250	252
Bank of America Corp.
(Countrywide Financial Corp.) 6.250%, 5/15/16	210	223
5.490%, 3/15/19	66	73
2.650%, 4/1/19	350	353
Bank of Baroda 144A 4.875%, 7/23/19(3)	300	320
Bank of India 144A 3.250%, 4/18/18(3)	300	304
Bank of New York Mellon Corp. (The) 2.200%, 3/4/19	230	231
Barclays Bank plc 144A 6.050%, 12/4/17(3)	100	110
BBVA Banco Continental SA 144A 3.250%, 4/8/18(3)	230	232
Blackstone Holdings Finance Co. LLC 144A 6.625%, 8/15/19(3)	200	234
Caixa Economica Federal 144A 7.250%, 7/23/24(2)(3)	340	325
Capital One Financial Corp. 6.150%, 9/1/16	625	672
China Cinda Finance Ltd. 144A 4.000%, 5/14/19(3)	250	251
Chubb Corp. (The) 6.375%, 3/29/67(2)	175	188
Citigroup, Inc. 0.506%, 6/9/16(2)	100	99
CNH Capital LLC 3.625%, 4/15/18	250	247
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA NY 2.250%, 1/14/19	430	433

	PAR VALUE	VALUE
Financials (continued)
Corpbanca SA 144A 3.875%, 9/22/19(3)	$300	$301
Corporate Office Properties LP 3.700%, 6/15/21	220	219
Developers Diversified Realty Corp. 7.875%, 9/1/20	370	456
DNB Bank ASA 144A 3.200%, 4/3/17(3)	550	570
DuPont Fabros Technology LP 5.875%, 9/15/21	235	241
Fifth Third Bancorp 4.500%, 6/1/18	150	162
First Tennessee Bank N.A.
5.050%, 1/15/15	250	250
2.950%, 12/1/19	250	249
Ford Motor Credit Co. LLC 5.750%, 2/1/21	400	459
General Electric Capital Corp. 5.625%, 5/1/18	365	411
General Motors Financial Co., Inc. 4.750%, 8/15/17	465	492
Genworth Holdings, Inc. 7.625%, 9/24/21	600	587
GLP Capital LP (GLP Financing II, Inc.) 4.875%, 11/1/20	460	466
Goldman Sachs Group, Inc. (The)
5.625%, 1/15/17	735	788
7.500%, 2/15/19	50	59
HCP, Inc. 3.750%, 2/1/19	275	289
Healthcare Realty Trust, Inc. 6.500%, 1/17/17	200	218
Healthcare Trust of America Holdings LP 3.375%, 7/15/21	135	135
Hertz Corp. (The) 5.875%, 10/15/20	355	359
HSBC USA, Inc.
1.625%, 1/16/18	310	309
2.625%, 9/24/18	290	297

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014

($ reported in thousands)

	PAR VALUE	VALUE
Financials (continued)
Huntington Bancshares, Inc. 7.000%, 12/15/20	$245	$295
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(2)(3)(5)(6)	280	298
Hyundai Capital Services, Inc.
144A 1.450%, 2/6/17(3)	170	169
144A 2.125%, 10/2/17(3)	60	60
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
3.500%, 3/15/17	15	15
4.875%, 3/15/19	20	20
5.875%, 2/1/22	200	201
ICICI Bank Ltd. 144A 4.800%, 5/22/19(3)	500	533
Industrial & Commercial Bank of China Ltd. 3.231%, 11/13/19	250	251
Intesa San Paolo SpA 3.125%, 1/15/16	200	203
iStar Financial, Inc.
4.000%, 11/1/17	125	122
5.000%, 7/1/19	250	244
Jefferies Group, Inc. 5.125%, 4/13/18	150	158
JPMorgan Chase & Co. 6.125%, 6/27/17	200	221
KeyCorp 5.100%, 3/24/21	185	209
Korea Development Bank 3.875%, 5/4/17	250	261
Lazard Group LLC 4.250%, 11/14/20	350	369
Lincoln National Corp.
8.750%, 7/1/19	225	281
6.050%, 4/20/67(2)(5)	75	75
Macquarie Bank Ltd. 144A 2.000%, 8/15/16(3)	230	233
Macquarie Group Ltd. 144A 3.000%, 12/3/18(3)	75	77
Mizuho Corporate Bank Ltd. 144A 1.850%, 3/21/18(3)	200	199
Morgan Stanley 5.550%, 4/27/17	710	771

	PAR VALUE	VALUE
Financials (continued)
Nationstar Mortgage LLC 6.500%, 8/1/18	$380	$364
Navient LLC 4.875%, 6/17/19	380	381
PennantPark Investment Corp. 4.500%, 10/1/19	300	301
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(7)	205	176
PNC Funding Corp. 5.625%, 2/1/17	10	11
Principal Life Global Funding II 144A 2.250%, 10/15/18(3)	235	237
Progressive Corp. (The) 6.700%, 6/15/37(2)	60	65
Prudential Financial, Inc.
4.750%, 9/17/15	100	103
3.000%, 5/12/16	255	261
8.875%, 6/15/38(2)(5)	100	117
QBE Insurance Group Ltd. 144A 2.400%, 5/1/18(3)	250	250
Sabra Health Care LP 5.500%, 2/1/21	95	99
Santander Holdings USA, Inc. 3.000%, 9/24/15	20	20
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(3)	200	200
SBA Tower Trust 144A 2.933%, 12/15/17(3)	155	157
Schaeffler Finance BV 144A 4.250%, 5/15/21(3)	265	260
Senior Housing Properties Trust 3.250%, 5/1/19	125	126
Skandinaviska Enskilda Banken AB 144A 1.750%, 3/19/18(3)	225	224
Societe Generale S.A. 144A 3.500%, 1/15/16(3)	225	231
State Street Corp. 4.956%, 3/15/18(5)	155	168
SunTrust Banks, Inc. 2.750%, 5/1/23	475	463
Swedbank AB 144A 1.750%, 3/12/18(3)	200	200

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014

($ reported in thousands)

	PAR VALUE	VALUE
Financials (continued)
Telecom Italia Capital SA 7.175%, 6/18/19	$50	$57
TIAA Asset Management Finance Co. LLC 2.950%, 11/1/19(3)	430	431
Turkiye Is Bankasi 144A 3.750%, 10/10/18(3)	370	368
Union Bank NA 2.625%, 9/26/18	300	304
Ventas Realty LP (Ventas Capital Corp.)
4.000%, 4/30/19	505	534
2.700%, 4/1/20	152	151
Vnesheconombank (VEB Finance plc) 144A 4.224%, 11/21/18(3)(7)	290	228
Voya Financials, Inc. 2.900%, 2/15/18	350	358
VTB Bank OJSC (VTB Capital SA)
144A 6.465%, 3/4/15(3)(7)	100	99
144A 6.000%, 4/12/17(3)(7)	200	172
Wells Fargo & Co. 5.125%, 9/15/16	100	107
Willis Group Holdings plc 4.125%, 3/15/16	125	129
Willis North America, Inc. 6.200%, 3/28/17	40	43
XLIT Ltd. 2.300%, 12/15/18	135	135
XLT Ltd. Series E, 6.500%, 12/29/49(2)	330	315
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(3)	225	218
Zions Bancorp 4.500%, 3/27/17	75	79

		28,692

Health Care—1.0%
Catamaran Corp. 4.750%, 3/15/21	150	150
Community Health Systems, Inc.
5.125%, 8/15/18	90	93
5.125%, 8/1/21	65	68
Forest Laboratories, Inc. 144A 4.375%, 2/1/19(3)	205	217

	PAR VALUE	VALUE
Health Care (continued)
HCA, Inc.
3.750%, 3/15/19	$200	$201
6.500%, 2/15/20	325	365
Medtronic, Inc. 144A 2.500%, 3/15/20(3)	630	631
Owens & Minor, Inc. 3.875%, 9/15/21	65	66
Tenet Healthcare Corp.
6.000%, 10/1/20	80	86
8.125%, 4/1/22	290	325
Zoetis, Inc. 1.875%, 2/1/18	25	25

		2,227

Industrials—4.4%
ADT Corp. (The) 6.250%, 10/15/21	435	448
America West Airlines Pass-Through-Trust
99-1, G 7.930%, 1/2/19	87	96
01-1, G 7.100%, 4/2/21	389	428
Atlas Air Pass-Through-Trust 00-1, A 8.707%, 1/2/19	62	64
Bombardier, Inc. 144A 4.750%, 4/15/19(3)	510	513
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	172	189
09-2, A 7.250%, 11/10/19	823	950
12-1, B 6.250%, 4/11/20	509	534
01-1, A1 6.703%, 6/15/21	507	548
Delta Air Lines Pass-Through-Trust 12-1, A 4.750%, 5/7/20	722	769
Deluxe Corp. 6.000%, 11/15/20	150	156
Huntington Ingalls Industries, Inc. 144A 5.000%, 12/15/21(3)	170	173
Masco Corp. 5.950%, 3/15/22	420	466

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014

($ reported in thousands)

	PAR VALUE	VALUE
Industrials (continued)
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	$282	$304
Rexel SA 144A 5.250%, 6/15/20(3)	310	314
Textron, Inc. 4.625%, 9/21/16	635	672
U.S. Airways Pass-Through-Trust 01-1, G 7.076%, 3/20/21	122	134
UAL Pass-Through-Trust
09-2A 9.750%, 1/15/17	1,530	1,698
07-01, A 6.636%, 7/2/22	328	354
Virgin Australia Trust 13-1A 144A 5.000%, 10/23/23(3)	940	968

		9,778

Information Technology—0.4%
Dun & Bradstreet Corp. (The) 3.250%, 12/1/17	200	206
Equinix, Inc. 4.875%, 4/1/20	88	88
NCR Corp.
4.625%, 2/15/21	290	283
5.000%, 7/15/22	100	98
Sanmina Corp. 144A 4.375%, 6/1/19(3)	130	129

		804

Materials—1.1%
Allegheny Technologies, Inc. 9.375%, 6/1/19	175	204
CRH America, Inc. 8.125%, 7/15/18	100	120
Fortescue Metals Group (FMG) 144A 8.250%, 11/1/19(3)	310	283
Freeport-Mcmoran Copper & Gold, Inc. 2.375%, 3/15/18	185	183
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	200	216
International Paper Co. 9.375%, 5/15/19	125	159

	PAR VALUE	VALUE
Materials (continued)
Methanex Corp. 3.250%, 12/15/19	$155	$154
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(3)	200	215
Tronox Finance LLC 6.375%, 8/15/20	130	131
Vale Overseas Ltd. 4.375%, 1/11/22	180	173
Vedanta Resources plc 144A 6.000%, 1/31/19(3)	500	490

		2,328

Telecommunication Services—1.2%
CenturyLink, Inc.
6.000%, 4/1/17	100	106
Series V 5.625%, 4/1/20	316	329
Crown Castle Towers LLC 144A 4.883%, 8/15/20(3)	465	511
Frontier Communications Corp. 6.250%, 9/15/21	155	156
Millicom International Cellular SA 144A 6.625%, 10/15/21(3)	200	209
Qwest Corp. 6.500%, 6/1/17	100	109
Sprint Communications, Inc. 6.000%, 12/1/16	115	121
Sprint Corp. 7.250%, 9/15/21	235	234
T-Mobile USA, Inc.
6.464%, 4/28/19	95	99
6.542%, 4/28/20	95	99
Telefonica Emisiones SAU 3.192%, 4/27/18	195	201
Verizon Communications, Inc.
2.500%, 9/15/16	38	39
3.650%, 9/14/18	60	63
2.550%, 6/17/19	115	116
4.600%, 4/1/21	70	76
Wind Acquisition Finance S.A. 144A 4.750%, 7/15/20(3)	275	258

		2,726

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014

($ reported in thousands)

	PAR VALUE	VALUE
Utilities—0.7%
Abu Dhabi National Energy Co. 144A 2.500%, 1/12/18(3)	$200	$201
AmeriGas Partners LP
6.750%, 5/20/20	90	93
7.000%, 5/20/22	250	260
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	280	297
Korea Western Power Co., Ltd. 144A 3.125%, 5/10/17(3)	200	206
RJS Power Holdings LLC 144A 5.125%, 7/15/19(3)	155	154
State Grid Overseas Investment Ltd. 144A 2.750%, 5/7/19(3)	330	331

		1,542
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $56,494)		56,487
LOAN AGREEMENTS(2)—6.0%
Consumer Discretionary—1.6%
Allison Transmission Tranche B-3, 3.750%, 8/23/19	155	153
Aristocrat Leisure Ltd. 4.750%, 10/20/21	280	276
Boyd Gaming Corp. Tranche B, 4.000%, 8/14/20	178	176
Charter Communications Operating LLC Tranche G, 4.250%, 9/10/21	66	67
Charter Communications Operations LLC Tranche F, 3.000%, 1/3/21	122	120
Chrysler Group LLC Tranche B, 3.500%, 5/24/17	501	499
CityCenter Holdings LLC Tranche B, 4.250%, 10/16/20	161	160
CSC Holdings, Inc. Tranche B, 2.669%, 4/17/20	542	531

	PAR VALUE	VALUE
Consumer Discretionary (continued)
Hilton Worldwide Finance LLC 3.500%, 10/26/20	$182	$180
Las Vegas Sands LLC Tranche B, 3.250%, 12/19/20	337	335
Libbey Glass, Inc. 3.750%, 4/9/21	153	151
MGM Resort International Tranche B 3.500%, 12/20/19	202	198
Pinnacle Entertainment, Inc. Tranche B-2, 3.750%, 8/13/20	43	42
Seminole Hard Rock Entertainment, Inc. Tranche B, 3.500%, 5/14/20	83	80
Seminole Tribe of Florida, Inc. Tranche B, 0.000%, 4/29/20(8)	182	181
Tribune Co. 4.000%, 12/27/20	198	196
Virgin Media Investment Holdings Ltd. Tranche B, 3.500%, 6/7/20	185	182

		3,527

Consumer Staples—0.9%
Albertson’s LLC
Tranche B-4, 4.500%, 8/25/21	184	184
Tranche B-4-1, 4.500%, 8/25/21	20	20
ARAMARK Corp.
3.250%, 9/6/19	668	659
3.250%, 2/24/21	360	356
Charger OpCo B.V. (Oak Tea, Inc.) Tranche B-2, 1.750%, 7/23/21	59	57
Heinz (H.J.) Co. Tranche B-2, 3.500%, 6/5/20	56	55
Prestige Brands Tranche B-2, 4.500%, 9/3/21	19	19
Rite Aid Corp. Tranche 7, 0.000%, 2/21/20(8)	515	514

		1,864

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014

($ reported in thousands)

	PAR VALUE	VALUE
Energy—0.4%
Fieldwood Energy LLC Closing Date Loan, 3.875%, 9/28/18	$86	$82
MEG Energy Corp. 3.750%, 3/31/20	314	301
Paragon Offshore Finance Co. 3.750%, 7/16/21	182	147
Seadrill Operating LP 4.000%, 2/21/21	333	260

		790

Financials—0.2%
Delos Finance S.A.R.L. 3.500%, 3/6/21	208	207
Trans Union LLC 2014 Replacement, 4.000%, 4/9/21	334	330

		537

Health Care—0.5%
AmSurg Corp. 3.750%, 7/16/21	31	31
DaVita HealthCare Partners, Inc. Tranche B, 3.500%, 6/24/21	100	100
Envision Healthcare Corp. (F/K/A Emergency Medical Services Corp.) 4.000%, 5/25/18	99	98
Hologic, Inc. Refinancing Tranche B, 3.250%, 8/1/19	267	265
IMS Health, Inc. Tranche B, 3.500%, 3/17/21	73	72
Mallinckrodt International Finance S.A. Tranche B-1, 3.500%, 3/19/21	25	25
Quintiles Transnational Corp. Tranche B-3, 3.750%, 6/8/18	232	229
Salix Pharmaceuticals Ltd. 4.250%, 1/2/20	53	53

	PAR VALUE	VALUE
Health Care (continued)
Valeant Pharmaceuticals International, Inc. Series D-2, Tranche B, 3.500%, 2/13/19	$141	$140

		1,013

Industrials—0.7%
Alliant Techsystems, Inc. Tranche B, 3.500%, 11/2/20	143	143
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	379	376
AWAS Finance Luxembourg SA 3.500%, 7/16/18	121	119
Ceridian HCM Holding, Inc. 0.000%, 9/15/20(8)	400	395
Nortek, Inc. 3.750%, 10/30/20	48	47
TransDigm, Inc.
Tranche C, 3.750%, 2/28/20	157	155
Tranche D, 3.750%, 6/4/21	67	66
United Airlines, Inc. (Continental Airlines, Inc.) Tranche B-1, 3.750%, 9/15/21	188	186

		1,487

Information Technology—0.6%
Avago Technologies Cayman Ltd. 3.750%, 5/6/21	432	432
Genpact Ltd. 3.500%, 8/30/19	355	352
Infor (US), Inc. Tranche B-5, 3.750%, 6/3/20	170	165
Kronos, Inc. First Lien, 4.500%, 10/30/19	297	295

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology (continued)
Sungard Availability Services Capital, Inc. Tranche B, 6.000%, 3/29/19	$93	$83
SunGard Data Systems, Inc. (Solar Capital Corp.) Tranche E, 4.000%, 3/8/20	450	447

		1,774

Materials—0.4%
AZ Chem US, Inc. First Lien, 5.125%, 6/11/21	42	41
Crown Americas LLC Tranche B, 0.000%, 10/22/21(8)	174	174
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	76	70
W.R. Grace & Co.
Delayed Draw, 1.000%, 2/3/21	174	174
3.000%, 2/3/21	484	482

		941

Telecommunication Services—0.2%
Level 3 Financing, Inc.
Tranche B, 2020 4.000%, 1/15/20	127	126
Tranche B, 2022 4.500%, 1/31/22	93	93
Windstream Corp. Tranche B-4, 3.500%, 1/23/20	292	290

		509

Utilities—0.3%
Granite Acquisition, Inc. 0.000%, 12/17/21(8)	231	233
0.000%, 12/17/21(8)	10	10
NRG Energy, Inc. 2.750%, 7/1/18	396	390

		633
TOTAL LOAN AGREEMENTS (Identified Cost $13,261)		13,075

	SHARES		VALUE
PREFERRED STOCK(2)—0.2%
Financials—0.2%
JPMorgan Chase & Co. Series V, 5.000%	80	(9)	$78
Wells Fargo & Co. Series K, 7.980%	325	(9)	359
TOTAL PREFERRED STOCK (Identified Cost $450)			437
TOTAL LONG TERM INVESTMENTS—97.8%
(Identified Cost $215,260)			214,773	(11)
SHORT-TERM INVESTMENTS—4.3%
Money Market Mutual Funds—4.3%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.110%)	9,430,026		9,430
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $9,430)			9,430
TOTAL INVESTMENTS—102.1% (Identified Cost $224,690)			224,203	(1)
Other assets and liabilities, net—(2.1)%			(4,650)

NET ASSETS—100.0%			$219,553

Abbreviations:

FDIC	FederalDeposit Insurance Corporation
FHLMC	FederalHome Loan Mortgage Corporation (“Freddie Mac”).
FNMA	FederalNational Mortgage Association (“Fannie Mae”).
GNMA	GovernmentNational Mortgage Association (“Ginnie Mae”)
REMIC	RealEstate Mortgage Investment Conduit

Foreign Currency:

CLP	Chilean Peso

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014

($ reported in thousands)

(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2014.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities amounted to a value of $60,287 or 27.5% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	Interest payments may be deferred.
(6)	No contractual maturity date
(7)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after December 31, 2014, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Amount is less than $500.
(11)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.

Country Weightings (Unaudited)†
United States	89%
Australia	1
Bermuda	1
Brazil	1
Canada	1
India	1
Luxembourg	1
Other	5
Total	100%

†	% of total investments as of December 31, 2014

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$43,731	$—	$43,731
Corporate Bonds and Notes	56,487	—	56,487
Foreign Government Securities	1,045	—	1,045
Loan Agreements	13,075	—	13,075
Mortgage-Backed Securities	65,807	—	65,807
Municipal Bonds	707	—	707
U.S. Government Securities	33,484	—	33,484
Equity Securities:
Preferred Stock	437	—	437
Short-Term Investments	9,430	9,430	—

Total Investments	$224,203	$9,430	$214,773

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2014.

There were no Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL BONDS(3)—95.2%
Alabama—2.9%
City of Pell Special Care Facilities Financing Authority,
4.000%, 12/1/25	$500	$525
5.000%, 12/1/25	1,000	1,139
Jefferson County Limited Obligation, Series A 5.250%, 1/1/17	4,000	4,062

		5,726

Arizona—2.7%
City of Mesa, Recreational Facilities Improvement Excise Tax Revenue, 5.000%, 7/1/27	500	546
Northern Arizona University, Speed-Stimulus Plan Economic Development
5.000%, 8/1/24	1,115	1,330
5.000%, 8/1/25	2,290	2,717
State Health Facilities Authority, Scottsdale Lincoln Hospital Projects 5.000%, 12/1/24	565	673

		5,266

California—3.5%
Metropolitan Water District of Southern California Series G4 3.000%, 7/1/37(2)	2,000	2,175
Sacramento Municipal Utility District, Cosumnes Project, (NATL-RE Insured) 5.125%, 7/1/29	2,000	2,117
State of California, Public Improvement Projects,
Unrefunded Balance (2007) 5.000%, 10/1/23	150	151
Various Purpose Refinance 5.000%, 2/1/24	1,500	1,806

	PAR VALUE	VALUE
California (continued)
State Public Works Board, Judicial Council Projects, Series A 5.000%, 3/1/27	$500	$586

		6,835

Colorado—5.3%
Public Authority For Colorado Energy, Natural Gas Utility Improvements
6.125%, 11/15/23	2,135	2,626
6.250%, 11/15/28	2,250	2,848
State Health Facilities Authority, Catholic Health Initiatives, Series D 6.250%, 10/1/33	650	759
State Public Highway Authority, E-470, Series B (NATL-RE Insured) 0.000%, 9/1/29	665	318
University of Colorado College Improvements
Series A 5.000%, 6/1/19	625	725
Series A (Pre-refunded 6/1/19 @$100) 5.625%, 6/1/22	1,650	1,957
5.000%, 6/1/24	1,000	1,180

		10,413

Connecticut—1.5%
City of Hartford, Public Schools Improvements, Series B 5.000%, 4/1/27	1,000	1,154
State Health & Educational Facility Authority, Hartford Health Care, Series E 5.000%, 7/1/25	1,500	1,781

		2,935

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014

($ reported in thousands)

	PAR VALUE	VALUE
District of Columbia—2.4%
Metropolitan Washington Airports Authority, Dulles Airport Metrorail, Second Lien, Series C (AGC Insured) 0.000%, 10/1/41	$4,000	$4,699

Florida—4.3%
Brevard County Health Facilities Authority, Health First, Inc.
Refinance 5.000%, 4/1/21	115	133
Projects (Pre-refunded 4/1/19 @$100) 7.000%, 4/1/39	1,050	1,299
City of Miami Beach, Stormwater Revenue, Series A 5.250%, 9/1/23	1,265	1,504
County of Lee Transportation Facilities, (AGM Insured) 5.000%, 10/1/19	400	465
Miami-Dade County,
Educational Facilities Authority, University of Miami, Series A 5.250%, 4/1/18	1,000	1,055
Expressway Authority, Highway Improvements, Series A 5.000%, 7/1/20	1,000	1,166
Aviation Revenue, Series B 5.000%, 10/1/24	2,425	2,868

		8,490

Georgia—2.5%
Athens-Clarke Counties Unified Government, Water and Sewer Authority 5.625%, 1/1/28	1,500	1,756

	PAR VALUE	VALUE
Georgia (continued)
DeKalb County, Water & Sewer Revenue, Series A 5.250%, 10/1/26	$2,750	$3,257

		5,013

Idaho—0.8%
State Housing & Finance Association, Federal Highway Improvements, Series A 4.500%, 7/15/29	1,500	1,614

Illinois—8.7%
Chicago Park District, Series A (NATL FGIC Insured) 5.000%, 1/1/31	1,775	1,837
City of Chicago,
O’Hare International Airport, Passenger Facilities Charge, Series A 5.000%, 1/1/20	750	871
O’Hare International Airport, Customer Facilities Charge, Senior Lien 5.000%, 1/1/21	1,250	1,431
Wastewater Transmission, Second Lien 5.000%, 1/1/22	1,000	1,170
Waterworks Revenue, Second Lien Project 5.000%, 11/1/22	500	594
DeKalb County, Community Unit School District No. 428 0.000%, 1/1/30	1,000	464
Metropolitan Pier & Exposition Authority, McCormick Place, Series B (AGM Insured) 0.000%, 6/15/26	1,000	666
State Finance Authority,
KishHealth System, 4.750%, 10/1/18	700	741

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014

($ reported in thousands)

	PAR VALUE	VALUE
Illinois (continued)
Rush University Medical Center, Series A 7.250%, 11/1/38	$1,050	$1,243
State of Illinois,
Series A 5.000%, 4/1/22	815	914
5.000%, 2/1/26	1,490	1,646
State Toll Highway Authority, Highway Improvements, Series A-1 (AGM Insured) (Pre-refunded 7/1/16 @$100) 5.000%, 1/1/21	3,050	3,257
University of Illinois, Auxiliary Facilities System,
Series A 5.500%, 4/1/31	1,540	1,813
Series A 5.125%, 4/1/36	500	553

		17,200

Indiana—4.0%
City of Indianapolis Local Public Improvement Bond Bank, Series K, 5.000%, 6/1/19	2,500	2,875
Indiana Finance Authority Health Revenue, Indiana University Health Center, Series A 5.000%, 12/1/22	800	959
Indiana University, Series A 5.250%, 6/1/23	1,320	1,533
Wayne Township School District, Marion County School Building Corp., (NATL, FGIC) (Pre-refunded 7/15/15 @$100) 5.000%, 7/15/24	2,535	2,599

		7,966

	PAR VALUE	VALUE
Iowa—1.3%
State of Iowa, Prison Infrastructure Funding, 5.000%, 6/15/27	$2,250	$2,593

Louisiana—1.2%
City of New Orleans Sewerage Service Revenue
5.000%, 6/1/19	500	567
5.000%, 6/1/20	550	633
State of Louisiana, Local Government Environmental Facilities & Community Development Authority, Series C 5.000%, 12/1/21	1,000	1,190

		2,390

Maine—1.9%
City of Portland,
General Airport Revenue, 5.000%, 7/1/26	1,000	1,131
General Airport Revenue, 5.000%, 7/1/29	580	640
General Airport Revenue, 5.000%, 7/1/30	770	847
State Health & Higher Educational Facilities Authority, Eastern Maine Medical Center, 5.000%, 7/1/24	1,000	1,161

		3,779

Maryland—4.8%
City of Baltimore, Convention Center, Sr.
Series A, (XLCA Insured) 5.250%, 9/1/22	400	424
Series A, (XLCA Insured) 5.250%, 9/1/23	1,500	1,585

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014

($ reported in thousands)

	PAR VALUE	VALUE
Maryland (continued)
State Health & Higher Educational Facilities Authority,
Anne Arundel County Health System,, Series A (Pre-refunded 7/1/19 @$100) 6.750%, 7/1/29	$2,015	$2,495
Anne Arundel County Health System, 5.000%, 7/1/32	250	273
State of Maryland, Series B 4.500%, 8/1/21	3,945	4,640

		9,417

Massachusetts—5.3%
Commonwealth Bay Transportation Authority, Series A 5.000%, 7/1/22	1,000	1,220
Commonwealth Development Finance Agency, Partners HealthCare, Series L 5.000%, 7/1/25	1,525	1,769
Commonwealth of Massachusetts Water Pollution Abatement Trust, 5.000%, 8/1/19	1,000	1,163
Commonwealth of Massachusetts, Series A 5.000%, 4/1/18	4,000	4,509
Commonwealth School Building Authority, Series B 5.000%, 8/15/20	1,500	1,786

		10,447

Michigan—0.7%
Royal Oak Hospital Finance Authority, William Beaumont Hospital 5.000%, 9/1/19	200	227

	PAR VALUE	VALUE
Michigan (continued)
State of Michigan, Highway Improvements, (AGM Insured) 5.250%, 9/15/19	$1,015	$1,128

		1,355

Missouri—4.6%
Clarence Cannon Wholesale Water Commission, Series A (NATL Insured) (Pre-refunded 5/15/15 @$100) 5.000%, 5/15/17	1,000	1,017
Metropolitan St. Louis Sewer District, Series A 5.750%, 5/1/38	2,000	2,214
State Highway & Transportation Commission, First Lien, Series A 5.000%, 5/1/20	5,000	5,889

		9,120

Nebraska—0.6%
University of Nebraska –Lincoln, Series A 5.000%, 7/1/22	1,000	1,131

Nevada—0.6%
Las Vegas Valley Water District, Series B 5.000%, 6/1/25	1,000	1,183

New Jersey—3.4%
Camden County Improvement Authority Healthcare Project, Cooper Health System, 5.000%, 2/15/22	950	1,109
State Economic Development Authority (AGM Insured) 5.000%, 6/15/22	3,000	3,486

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014

($ reported in thousands)

	PAR VALUE	VALUE
New Jersey (continued)
State Housing & Mortgage Finance Agency, Series B 4.375%, 4/1/28	$1,915	$2,032

		6,627

New York—9.6%
City of New York, Industrial Development Agency, Queens Baseball Stadium Project,
(AMBAC Insured) 5.000%, 1/1/20	900	971
(AGC Insured) 6.125%, 1/1/29	500	575
(AMBAC Insured) 5.000%, 1/1/31	470	496
City of New York, Municipal Water Finance Authority, Water & Sewer System, Series A-09,
Series A 5.500%, 6/15/21	500	575
Series A 5.500%, 6/15/22	1,000	1,149
Series A 5.625%, 6/15/24	1,050	1,207
Series A 5.750%, 6/15/40	4,590	5,232
City of New York
Triborough Bridge & Tunnel Authority, Sub-Series A 5.000%, 11/15/23	750	903
Utility Debt Securitization Authority,Series TE 5.000%, 6/15/26	500	616
Series E-1 6.250%, 10/15/28	1,000	1,188
Metropolitan Transportation Authority, Series C-08 6.250%, 11/15/23	3,140	3,748

	PAR VALUE	VALUE
New York (continued)
State Municipal Bond Bank Agency, 5.000%, 12/1/20	$1,995	$2,367

		19,027

North Dakota—0.7%
Barnes County North Public School District Building Authority, 4.250%, 5/1/27	1,330	1,386

Ohio—2.9%
New Albany Community Authority, Series C 5.000%, 10/1/24	1,250	1,453
State Higher Educational Facility Commission, University Hospital Health System, Series A-09 (Pre-refunded 1/15/15 @ $100) 6.750%, 1/15/39	1,000	1,002
State of Ohio,
Capital Facilities-Lease Appropriation 5.000%, 10/1/20	465	545
Capital Facilities-Lease Appropriation 5.000%, 10/1/21	1,080	1,283
Capital Facilities-Lease Appropriation 5.000%, 10/1/22	1,135	1,367

		5,650

Oklahoma—0.7%
State Turnpike Authority, Second Sr. Series B 5.000%, 1/1/29	1,250	1,456

Pennsylvania—3.2%
Commonwealth Turnpike Commission Authority,
Sub-Series B 5.250%, 12/1/31	2,000	2,271
Sub-Series B2 0.000%, 12/1/34	1,750	1,881

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014

($ reported in thousands)

	PAR VALUE	VALUE
Pennsylvania (continued)
Sub-Series E 0.000%, 12/1/38	$2,000	$2,176

		6,328

South Carolina—1.2%
City of Charleston, Educational Excellence Finance Corp. 5.000%, 12/1/27	1,000	1,207
County of Dorchester, Waterworks & Sewer System, 5.000%, 10/1/28	1,020	1,191

		2,398

Tennessee—1.2%
Chattanooga-Hamilton County Hospital Authority, 5.000%, 10/1/26	1,000	1,138
State Housing Development Agency
Series 1-C 2.050%, 7/1/20	725	734
Series 1-C 2.300%, 1/1/21	430	434

		2,306

Texas—12.6%
City of San Antonio, Electric & Gas, (AGM Insured) (Pre-refunded 2/1/15 @ $100) 5.000%, 2/1/23	3,000	3,010
Dallas Independent School District, School Building, (PSF Guaranteed) 5.250%, 2/15/30	1,850	2,068
Forney Independent School District,
School Building, Series A (PSF Guaranteed) 5.750%, 8/15/33	750	865

	PAR VALUE	VALUE
Texas (continued)
School Building, Series A (PSF Guaranteed) 6.000%, 8/15/37	$2,000	$2,316
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Series B (Pre-refunded 12/1/18 @ $100) 7.250%, 12/1/35	2,450	3,023
La Joya Independent School District, (PSF Guaranteed) 5.000%, 2/15/20	1,000	1,169
Southmost Regional Water Authority,
Desalination Plant Project, (AGM Insured) 5.000%, 9/1/23	1,085	1,267
Desalination Plant Project, (AGM Insured) 5.000%, 9/1/25	1,015	1,172
State Municipal Gas Acquisition & Supply
Corp. I, Sr. Lien Series D 6.250%, 12/15/26	1,580	1,962
Corp. II, Series C 0.850%, 9/15/27(2)	3,000	2,742
State of Texas, Transportation Commission, Highway Improvements, 5.000%, 4/1/22	3,250	3,949
Ysleta Independent School District, Series A (PSF Guaranteed) 4.000%, 8/15/25	1,140	1,279

		24,822

Vermont—0.1%
City of Burlington Airport Authority Airport Revenue, Series A 5.000%, 7/1/24	200	233
TOTAL MUNICIPAL BONDS (Identified Cost $175,542)		187,805
TOTAL LONG TERM INVESTMENTS—95.2%
(Identified Cost $175,542)		187,805

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—3.7%
Money Market Mutual Funds—3.7%
BlackRock Liquidity Funds MuniCash Portfolio – Institutional Shares (seven-day effective yield 0.010%)	7,294,170	$7,294
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $7,294)		7,294
TOTAL INVESTMENTS—98.9% (Identified Cost $182,836)		195,099	(1)
Other assets and liabilities, net—1.1%		2,233

NET ASSETS—100.0%		$197,332

Abbreviations:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Company
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
XLCA	XL Capital Assurance

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at December 31, 2014, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2014.
(3)	At December 31, 2014, 24% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the Insurers concentration exceeds 10% of the Fund’s net assets.

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Bonds	$187,805	$—	$187,805
Equity Securities:
Short-Term Investments	7,294	7,294	—

Total Investments	$195,099	$7,294	$187,805

There were no Level 3 (significant observable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2014.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2014

(Reported in thousands except shares and per share amounts)

Emerging Markets Opportunities Fund
Assets
Investment in securities at value(1)(3)	$8,609,877
Foreign currency at value(2)	16,489
Receivables
Investment securities sold	3,744
Fund shares sold	59,765
Dividends and interest receivable	1,582
Tax reclaims	88
Prepaid expenses	186

Total assets	8,691,731

Liabilities
Payables
Fund shares repurchased	21,633
Investment securities purchased	50,340
Collateral on securities loaned	30,664
Foreign capital gain taxes payable	4,337
Investment advisory fee	6,928
Distribution and service fees	359
Administration fee	880
Transfer agent fees and expenses	3,323
Trustees’ fee and expenses	6
Professional fees	55
Other accrued expenses	885

Total liabilities	119,410

Net Assets	$8,572,321

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$8,317,590
Accumulated undistributed net investment income (loss)	(388)
Accumulated undistributed net realized gain (loss)	(49,082)
Net unrealized appreciation (depreciation) on investments	304,201

Net Assets	$8,572,321

Class I
Net asset value (net assets/shares outstanding) and offering price per share	$9.89
Shares of beneficial interest outstanding, par value $0.001, unlimited authorization	765,949,144
Net Assets	$7,572,633
Class A
Net asset value (net assets/shares outstanding) per share	$9.58
Maximum offering price per share is NAV/(1-5.75%)	$10.16
Shares of beneficial interest outstanding, par value $0.001, unlimited authorization	80,487,983
Net Assets	$770,941
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$9.37
Shares of beneficial interest outstanding, par value $0.001, unlimited authorization	24,404,949
Net Assets	$228,652
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$9.89
Shares of beneficial interest outstanding, par value $0.001, unlimited authorization	9,646
Net Assets	$95

(1) Investments in securities at cost	$8,301,052
(2) Foreign currency at cost	$16,754
(3) Market value of securities on loan	$29,671

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2014

(Reported in thousands except shares and per share amounts)

	Low Duration Income Fund	Tax-Exempt Bond Fund
Assets
Investment in securities at value(1)	$224,203	$195,099
Cash	69	—
Receivables
Investment securities sold	83	—
Fund shares sold	2,320	656
Dividends and interest receivable	1,096	2,183
Prepaid expenses	30	23

Total assets	227,801	197,961

Liabilities
Payables
Fund shares repurchased	830	384
Investment securities purchased	7,207	—
Dividend distributions	27	52
Investment advisory fee	35	55
Distribution and service fees	53	42
Administration fee	22	21
Transfer agent fees and expenses	40	39
Trustees’ fee and expenses	— (2)	—	(2)
Professional fees	30	30
Other accrued expenses	4	6

Total liabilities	8,248	629

Net Assets	$219,553	$197,332

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$222,622	$185,053
Accumulated undistributed net investment income (loss)	(70)	22
Accumulated undistributed net realized gain (loss)	(2,512)	(6)
Net unrealized appreciation (depreciation) on investments	(487)	12,263

Net Assets	$219,553	$197,332

Class I
Net asset value (net assets/shares outstanding) and offering price per share	$10.81	$11.46
Shares of beneficial interest outstanding, par value $0.001, unlimited authorization	8,583,688	7,546,755
Net Assets	$92,794	$86,459
Class A
Net asset value (net assets/shares outstanding) per share	$10.82	$11.46
Maximum offering price per share(3)	$11.07	$11.78
Shares of beneficial interest outstanding, par value $0.001, unlimited authorization	6,976,838	6,974,188
Net Assets	$75,456	$79,906
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$10.82	$11.46
Shares of beneficial interest outstanding, par value $0.001, unlimited authorization	4,742,837	2,702,117
Net Assets	$51,303	$30,967

(1) Investments in securities at cost	$224,690	$182,836
(2) Amount is less than $500.
(3) For the Low Duration Income Fund maximum offering price per share is NAV/(1-2.25%), and for the Tax-Exempt Bond Fund maximum offering price per share is NAV/(1-2.75%)

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2014

(Reported in thousands)

Emerging Markets Opportunities Fund
Investment Income
Dividends	$179,649
Security lending	167
Foreign taxes withheld	(5,291)

Total investment income	174,525

Expenses
Investment advisory fee	76,970
Distribution fees, Class I	3,437
Distribution and service fees, Class A	2,395
Distribution and service fees, Class C	2,178
Administration fee	9,542
Transfer agent fee and expenses	13,773
Custodian fees	2,885
Printing fees and expenses	560
Professional fees	139
Registration fees	327
Trustees fee and expenses	336
Miscellaneous expenses	362

Total expenses	112,904
Less expenses reimbursed by investment adviser and/(or) distributor	(3,437)

Net expenses	109,467

Net investment income (loss)	65,058

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(20,914)
Net realized gain (loss) on foreign currency transactions	(1,849)
Net change in unrealized appreciation (depreciation) on investments	288,209
Net change in unrealized appreciation (depreciation) on foreign currency translation	(226)
Net change in foreign taxes on unrealized capital gains	1,736

Net gain (loss) on investments	266,956

Net increase (decrease) in net assets resulting from operations	$332,014

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF OPERATIONS (Continued)

YEAR ENDED DECEMBER 31, 2014

(Reported in thousands)

	Low Duration Income Fund	Tax-Exempt Bond Fund
Investment Income
Dividends	$3	$1
Interest	4,332	6,980

Total investment income	4,335	6,981

Expenses
Investment advisory fee	808	877
Distribution fees, Class I	35	40
Distribution and service fees, Class A	114	214
Distribution and service fees, Class C	306	289
Administration fee	175	231
Transfer agent fee and expenses	174	207
Custodian fees	6	3
Printing fees and expenses	8	13
Professional fees	35	36
Registration fees	49	52
Trustees fee and expenses	6	9
Miscellaneous expenses	10	11

Total expenses	1,726	1,982
Less expenses reimbursed by investment adviser and/(or) distributor	(312)	(309)

Net expenses	1,414	1,673

Net investment income (loss)	2,921	5,308

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(118)	1,214
Net realized gain (loss) on foreign currency transactions	— (1)	—
Net change in unrealized appreciation (depreciation) on investments	(685)	8,491
Net change in unrealized appreciation (depreciation) on foreign currency translation	— (1)	—

Net gain (loss) on investments	(803)	9,705

Net increase (decrease) in net assets resulting from operations	$2,118	$15,013

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

	Emerging Markets Opportunities Fund
	Year Ended December 31, 2014	Year Ended December 31, 2013
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$65,058	$82,671
Net realized gain (loss)	(22,763)	109,833
Net change in unrealized appreciation (depreciation)	289,719	(815,505)

Increase (decrease) in net assets resulting from operations	332,014	(623,001)

From Distributions to Shareholders
Net investment income, Class I	(63,020)	(72,322)
Net investment income, Class A	(5,770)	(9,692)
Net investment income, Class C	(194)	(695)
Net investment income, Class R6	(1)	—
Net realized long-term gains, Class I	(69,577)	(1,355)
Net realized long-term gains, Class A	(11,495)	(239)
Net realized long-term gains, Class C	(2,358)	(48)
Net realized long-term gains, Class R6	— (1)	—

Decrease in net assets from distributions to shareholders	(152,415)	(84,351)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class I	1,089,562	1,590,726
Change in net assets from share transactions, Class A	(376,374)	(8,823)
Change in net assets from share transactions, Class C	7,203	33,131
Change in net assets from share transactions, Class R6	101	—

Increase (decrease) in net assets from share transactions	720,492	1,615,034

Net increase (decrease) in net assets	900,091	907,682

Net Assets
Beginning of period	7,672,230	6,764,548

End of period	$8,572,321	$7,672,230

Accumulated undistributed net investment income (loss) at end of period	$(388)	$3,723

(1)	Amount less than $500.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(Reported in thousands)

	Low Duration Income Fund		Tax-Exempt Bond Fund
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$2,921	$1,960	$5,308	$7,807
Net realized gain (loss)	(118)	187	1,214	(43)
Net change in unrealized appreciation (depreciation)	(685)	(1,472)	8,491	(20,266)

Increase (decrease) in net assets resulting from operations	2,118	675	15,013	(12,502)

From Distributions to Shareholders
Net investment income, Class I	(1,607)	(971)	(2,459)	(3,731)
Net investment income, Class A	(917)	(708)	(2,408)	(3,236)
Net investment income, Class C	(389)	(284)	(595)	(683)
Net realized long-term gains, Class I	—	—	(4)	—
Net realized long-term gains, Class A	—	—	(4)	—
Net realized long-term gains, Class C	—	—	(2)	—

Decrease in net assets from distributions to shareholders	(2,913)	(1,963)	(5,472)	(7,650)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class I	40,388	23,800	(392)	(69,883)
Change in net assets from share transactions, Class A	36,290	11,652	(13,624)	(45,636)
Change in net assets from share transactions, Class C	25,981	5,590	723	(8,528)

Increase (decrease) in net assets from share transactions	102,659	41,042	(13,293)	(124,047)

Net increase (decrease) in net assets	101,864	39,754	(3,752)	(144,199)

Net Assets
Beginning of period	117,689	77,935	201,084	345,283

End of period	$219,553	$117,689	$197,332	$201,084

Accumulated undistributed net investment income (loss) at end of period	$70	$56	$22	$176

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Operating Expenses to Average Net Assets(8)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Emerging Markets Opportunities Fund
Class I
1/1/14 to 12/31/14	$9.55	0.09		0.45	0.54	(0.09)	(0.11)	(0.20)	$9.89	5.54%		$7,572,633	1.30%		1.35%		0.85%		28%
1/1/13 to 12/31/13	10.31	0.11		(0.76)	(0.65)	(0.11)	— (3)	(0.11)	9.55	(6.32)		6,357,443	1.33		1.38		1.06		31
1/1/12 to 12/31/12	8.70	0.10		1.62	1.72	(0.08)	(0.03)	(0.11)	10.31	19.88		5,352,379	1.35		1.40		0.99		28
1/1/11 to 12/31/11	9.10	0.12		(0.38)	(0.26)	(0.07)	(0.07)	(0.14)	8.70	(2.92)		2,082,147	1.36		1.41		1.34		29
1/1/10 to 12/31/10	7.17	0.10		1.91	2.01	(0.08)	— (3)	(0.08)	9.10	28.15		801,366	1.41		1.46		1.25		33
Class A
1/1/14 to 12/31/14	$9.26	0.07		0.42	0.49	(0.06)	(0.11)	(0.17)	$9.58	5.23%		$770,941	1.55%		1.55%		0.71%		28%
1/1/13 to 12/31/13	10.00	0.08		(0.74)	(0.66)	(0.08)	— (3)	(0.08)	9.26	(6.58)		1,097,753	1.58		1.58		0.79		31
1/1/12 to 12/31/12	8.44	0.07		1.57	1.64	(0.05)	(0.03)	(0.08)	10.00	19.62		1,208,195	1.60		1.60		0.78		28
1/1/11 to 12/31/11	8.83	0.09		(0.37)	(0.28)	(0.04)	(0.07)	(0.11)	8.44	(3.13)		474,368	1.61		1.61		1.09		29
1/1/10 to 12/31/10	6.96	0.07		1.86	1.93	(0.06)	— (3)	(0.06)	8.83	27.82		224,015	1.66		1.66		0.87		33
Class C
1/1/14 to 12/31/14	$9.08	(0.01)		0.42	0.41	(0.01)	(0.11)	(0.12)	$9.37	4.40%		$228,652	2.30%		2.30%		(0.13)%		28%
1/1/13 to 12/31/13	9.82	0.01		(0.72)	(0.71)	(0.03)	— (3)	(0.03)	9.08	(7.21)		217,034	2.33		2.33		0.07		31
1/1/12 to 12/31/12	8.31	—	(3)	1.56	1.56	(0.02)	(0.03)	(0.05)	9.82	18.66		203,974	2.35		2.35		0.01		28
1/1/11 to 12/31/11	8.72	0.03		(0.37)	(0.34)	— (3)	(0.07)	(0.07)	8.31	(3.77)		70,198	2.36		2.36		0.36		29
1/1/10 to 12/31/10	6.90	—	(3)	1.85	1.85	(0.03)	— (3)	(0.03)	8.72	26.88		36,971	2.41		2.41		0.03		33
Class R6
11/12/14(7) to 12/31/14	$10.42	(0.01)		(0.45)	(0.46)	(0.06)	(0.01)	(0.07)	$9.89	(4.60	)%(11)	$95	1.24	%(10)	1.24	%(10)	(0.41	)%(10)	28	%(9)(11)

The footnote legend is at the end of the financial highlights

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Operating Expenses to Average Net Assets(8)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Low Duration Income Fund
Class I
1/1/14 to 12/31/14	$10.83	0.25	(0.02)	0.23	(0.25)	—	(0.25)	$10.81	2.10%	$92,794	0.68	%(6)	0.91%	2.27%	58%
1/1/13 to 12/31/13	10.96	0.24	(0.13)	0.11	(0.24)	—	(0.24)	10.83	1.02	52,790	0.70		0.94	2.18	51
1/1/12 to 12/31/12	10.54	0.26	0.41	0.67	(0.25)	—	(0.25)	10.96	6.40	29,513	0.73	(4)	0.99	2.40	87	(5)
1/1/11 to 12/31/11	10.51	0.31	0.03	0.34	(0.31)	—	(0.31)	10.54	3.25	65,206	0.70		0.93	2.91	47
1/1/10 to 12/31/10	10.21	0.40	0.30	0.70	(0.40)	—	(0.40)	10.51	6.93	60,777	0.70		0.91	3.81	49
Class A
1/1/14 to 12/31/14	$10.83	0.22	(0.01)	0.21	(0.22)	—	(0.22)	$10.82	1.94%	$75,456	0.92	%(6)	1.11%	2.02%	58%
1/1/13 to 12/31/13	10.96	0.21	(0.13)	0.08	(0.21)	—	(0.21)	10.83	0.76	39,436	0.95		1.14	1.93	51
1/1/12 to 12/31/12	10.54	0.23	0.41	0.64	(0.22)	—	(0.22)	10.96	6.14	28,266	0.96	(4)	1.20	2.12	87	(5)
1/1/11 to 12/31/11	10.51	0.28	0.03	0.31	(0.28)	—	(0.28)	10.54	2.99	15,145	0.95		1.13	2.62	47
1/1/10 to 12/31/10	10.20	0.37	0.31	0.68	(0.37)	—	(0.37)	10.51	6.77	10,273	0.95		1.12	3.52	49
Class C
1/1/14 to 12/31/14	$10.84	0.14	(0.02)	0.12	(0.14)	—	(0.14)	$10.82	1.08%	$51,303	1.68	%(6)	1.87%	1.28%	58%
1/1/13 to 12/31/13	10.97	0.13	(0.13)	—	(0.13)	—	(0.13)	10.84	0.01	25,463	1.70		1.89	1.17	51
1/1/12 to 12/31/12	10.54	0.15	0.42	0.57	(0.14)	—	(0.14)	10.97	5.44	20,156	1.71	(4)	1.95	1.38	87	(5)
1/1/11 to 12/31/11	10.51	0.20	0.03	0.23	(0.20)	—	(0.20)	10.54	2.23	13,761	1.70		1.88	1.86	47
1/1/10 to 12/31/10	10.21	0.29	0.30	0.59	(0.29)	—	(0.29)	10.51	5.88	8,138	1.70		1.87	2.76	49

The footnote legend is at the end of the financial highlights

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Distributions	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Operating Expenses to Average Net Assets(8)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Tax-Exempt Bond Fund
Class I
1/1/14 to 12/31/14	$10.91	0.34	0.56	0.90	(0.35)	—	(3)	(0.35)	$11.46	8.30%	$86,459	0.60%		0.79%	2.98%	22%
1/1/13 to 12/31/13	11.62	0.33	(0.71)	(0.38)	(0.33)	—		(0.33)	10.91	(3.33)	82,936	0.60		0.77	2.88	29
1/1/12 to 12/31/12	11.10	0.33	0.52	0.85	(0.33)	—		(0.33)	11.62	7.72	162,094	0.62	(4)	0.79	2.84	35
1/1/11 to 12/31/11	10.38	0.41	0.74	1.15	(0.43)	—		(0.43)	11.10	11.36	94,228	0.57		0.77	3.78	59
1/1/10 to 12/31/10	10.55	0.43	(0.17)	0.26	(0.43)	—		(0.43)	10.38	2.39	47,202	0.60		0.82	3.99	36
Class A
1/1/14 to 12/31/14	$10.91	0.31	0.56	0.87	(0.32)	—	(3)	(0.32)	$11.46	7.94%	$79,906	0.85%		0.99%	2.73%	22%
1/1/13 to 12/31/13	11.62	0.30	(0.71)	(0.41)	(0.30)	—		(0.30)	10.91	(3.48)	89,303	0.85		0.98	2.66	29
1/1/12 to 12/31/12	11.10	0.30	0.52	0.82	(0.30)	—		(0.30)	11.62	7.45	143,397	0.87	(4)	1.00	2.61	35
1/1/11 to 12/31/11	10.38	0.39	0.74	1.13	(0.41)	—		(0.41)	11.10	10.98	107,873	0.81		0.98	3.62	59
1/1/10 to 12/31/10	10.55	0.40	(0.17)	0.23	(0.40)	—		(0.40)	10.38	2.23	77,853	0.85		1.01	3.74	36

The footnote legend is at the end of the financial highlights

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Distributions	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Operating Expenses to Average Net Assets(8)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Tax-Exempt Bond Fund
Class C
1/1/14 to 12/31/14	$10.92	0.22	0.55	0.77	(0.23)	—	(3)	(0.23)	$11.46	7.13%	$30,967	1.60%		1.74%	1.98%	22%
1/1/13 to 12/31/13	11.63	0.22	(0.72)	(0.50)	(0.21)	—		(0.21)	10.92	(4.29)	28,845	1.60		1.73	1.92	29
1/1/12 to 12/31/12	11.10	0.21	0.54	0.75	(0.22)	—		(0.22)	11.63	6.74	39,792	1.62	(4)	1.75	1.86	35
1/1/11 to 12/31/11	10.38	0.31	0.74	1.05	(0.33)	—		(0.33)	11.10	10.15	28,641	1.54		1.70	2.91	59
1/1/10 to 12/31/10	10.56	0.32	(0.18)	0.14	(0.32)	—		(0.32)	10.38	1.37	17,809	1.60		1.77	2.96	36

Footnote Legend:

(1)	Sales charges, where applicable, are not reflected in total return calculation.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.005.
(4)	Includes extraordinary expenses.
(5)	Portfolio turnover calculation excludes security transactions that were distributed as a result of a redemption-in-kind.
(6)	Due to a change in the expense ratio, the ratio shown is a blended expense ratio. See Note 3C in the Notes to Financial Statements.
(7)	Inception date.
(8)	The Funds will indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(9)	Reported on Fund level not class level.
(10)	Annualized.
(11)	Not Annualized.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2014

Note 1. Organization

Virtus Insight Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of the date of this report of the Trust is comprised of three diversified funds, (each a “Fund”), and each having a distinct investment objective outlined in its, respective Fund summary page.

There is no guarantee that a Fund will achieve its objective.

All of the Funds offer Class I shares, Class A shares, and Class C shares. The Emerging Markets Opportunities Fund also offers Class R6 shares.

Class A shares of the Emerging Markets Opportunities Fund are sold with a front-end sales charge of up to 5.75% with some exceptions. The Class A shares of the Low Duration Income Fund are sold with a front-end sales charge of 2.25% with some exceptions and the Class A shares of Tax-Exempt Bond Fund are sold with a front-end sales charge of 2.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are sold with a 1% CDSC if redeemed within one year of purchase. Class I shares are sold without a sales charge.

Class R6 shares are only available to participants in employer-sponsored retirement plans, such as 401(k) plans, profit-sharing plans, defined benefit plans and other employer-directed plans. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board approved Rule 12b-1 and/or shareholder service plan and has exclusive voting rights with respect to such plan(s). Income and other expenses as well as realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2014

A.	Security Valuation

Security valuation procedures for each Fund, which include nightly price variance as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board,” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board, and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (“ETFs”) and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2014

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end mutual funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method.

C.	Federal Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of December 31, 2014, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2011 forward (with limited exceptions).

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2014

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. For the Low Duration Income and Tax Exempt Bond Funds, income distributions are declared and recorded daily and distributed monthly. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear a Fund’s pro-rata expenses of the underlying mutual funds in which a Fund invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Interest-Only and Principal-Only Securities

Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2014

securities. Any pay down gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.

H.	When-Issued Purchases and Forward Commitments (Delayed Delivery)

Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

I.	Loan Agreements

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. A Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2014

fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At December 31, 2014, all loan agreements held by the Funds are assignment loans.

J.	Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At December 31, 2014, the Emerging Markets Opportunities Fund had securities on loan ($ reported in thousands):

Market Value	Cash Collateral
$29,671	$30,664

Note 3. Investment Advisory Fee and Related Party Transactions

($ reported in thousands)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the adviser to the Trust. The Adviser manages the Funds’ investment program and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Tax-Exempt Bond Fund	0.45%

		First $1 Billion	$1+ Billion
Emerging Markets Opportunities Fund		1.00%	0.95%

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion

Low Duration Income Fund	0.55%	0.50%	0.45%

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2014

B.	Subadvisers

The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. The Subadvisers and the Fund(s) they serve are as follows:

Fund	Subadviser
Emerging Markets Opportunities Fund	Vontobel(1)
Low Duration Income Fund	NF(2)(3)
Tax-Exempt Bond Fund	NF(2)(3)

(1)	Vontobel Asset Management, Inc. (“Vontobel”)
(2)	Newfleet Asset Management LLC (“NF”)
(3)	An indirect wholly-owned subsidiary of Virtus.

C.	Expense Limits and Fee Waivers

The Adviser has agreed to limit certain Fund’s operating expenses (excluding interest, taxes, extraordinary expenses, front-end or contingent deferred loads, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses), so that such expenses do not exceed the following percentages of average daily net assets as listed below:

	Class I(1)	Class A	Class C	Type of Waiver

Low Duration Income Fund(2)	0.50%	0.75%	1.50%	Contractual
Tax-Exempt Bond Fund	0.65	0.85	1.60	Voluntary

(1)	These percentages include the contractual waiver of the Class I Shares’ shareholder servicing fees of 0.05% for each Fund including Emerging Markets Opportunities by VP Distributors, LLC (“VP Distributors”) an indirect wholly-owned subsidiary of Virtus through April 30, 2016.
(2)	Effective December 1, 2014, the adviser contractually agreed to limit the Fund’s total operating expenses through April 30, 2016. Prior to December 1, 2014, the adviser had voluntarily agreed to limit the Fund’s expenses, Class I 0.75%, Class A 0.95%, and 1.70% for Class C, excluding 0.05% Class I waiver by VP Distributors.

D.	Expense Recapture

The Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

	Fiscal Year Ended
	2015	2016	2017	Total

Low Duration Income Fund	$168	$202	$276	$646
Tax-Exempt Bond Fund	394	368	269	1,031

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NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2014

E.	Distributor

($ reported in thousands)

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the fiscal year (the “period”) ended December 31, 2014, it retained net commissions of $137 of Class A Shares and deferred sales charges of $28 and $33 for Class A Shares and Class C Shares, respectively.

In addition, each Fund pays VP Distributors distribution and/or service fees under Board-approved 12b-1 and/or shareholder servicing plans, as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class I shares 0.05%(1); Class A shares 0.25%; Class C shares 1.00%.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

(1)	The Funds’ distributor has contractually agreed to waive the Funds’ Class I Shares’ shareholder servicing fee through April 30, 2016. Prior to December 1, 2014, the fee waiver was voluntary.

F.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly-owned subsidiary of Virtus, serves as administrator and transfer agent to the Funds.

For the period ended December 31, 2014, the Funds incurred administration fees totaling $8,038 which are included in the Statements of Operations.

For the period ended December 31, 2014, the Funds incurred transfer agent fees totaling $13,698 which are included in the Statements of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust. The Transfer Agent may from time to time temporarily waive all or a portion of its transfer agent fees.

G.	Affiliated Shareholders

At December 31, 2014, Virtus and its affiliates, and the retirement plans of Virtus and its affiliates held shares of the Funds, which may be redeemed at any time, that aggregated the following:

	Shares	Aggregate Net Asset Value
Emerging Markets Opportunities Fund,
Class I	339,487	$3,358
Class A	34,523	331
Class R6	9,646	95
Low Duration Income Fund,
Class I	1,175,413	12,706
Tax-Exempt Bond Fund,
Class I	6,374	73

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2014

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term securities) during the period ended December 31, 2014, were as follows:

	Purchases	Sales
Emerging Markets Opportunities Fund	$2,639,559	$2,191,998
Low Duration Income Fund	102,753	35,557
Tax-Exempt Bond Fund	41,111	56,925

Purchases and sales of long term U.S. Government and agency securities for the Funds during the period ended December 31, 2014, were as follows:

Low Duration Income Fund	$83,893	$49,625

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2014

Note 5. Capital Share Transactions

(Reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Emerging Markets Opportunities Fund
	Year Ended December 31, 2014		Year Ended December 31, 2013
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	302,688	$3,053,397	473,735	$4,812,190
Reinvestment of distributions	11,523	116,581	5,964	56,093
Shares repurchased	(213,715)	(2,080,416)	(333,259)	(3,277,557)

Net Increase / (Decrease)	100,496	$1,089,562	146,440	$1,590,726

Class A
Sale of shares	39,977	$390,454	58,961	$582,255
Reinvestment of distributions	1,626	16,026	1,008	9,195
Shares repurchased	(79,655)	(782,854)	(62,297)	(600,273)

Net Increase / (Decrease)	(38,052)	$(376,374)	(2,328)	$(8,823)

Class C
Sale of shares	6,261	$60,377	8,588	$84,025
Reinvestment of distributions	230	2,226	72	642
Shares repurchased	(5,996)	(55,400)	(5,525)	(51,536)

Net Increase / (Decrease)	495	$7,203	3,135	$33,131

Class R6
Sale of shares	10	$100
Reinvestment of distributions	—	1
Shares repurchased	—	—

Net Increase / (Decrease)	10	$101

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2014

	Low Duration Income Fund
	Year Ended December 31, 2014		Year Ended December 31, 2013
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	6,140	$66,872	4,577	$49,762
Reinvestment of distributions	127	1,386	67	732
Shares repurchased	(2,558)	(27,870)	(2,463)	(26,694)

Net Increase / (Decrease)	3,709	$40,388	2,181	$23,800

Class A
Sale of shares	5,969	$64,993	2,789	$30,417
Reinvestment of distributions	78	845	61	658
Shares repurchased	(2,710)	(29,548)	(1,788)	(19,423)

Net Increase / (Decrease)	3,337	$36,290	1,062	$11,652

Class C
Sale of shares	4,749	$51,623	1,400	$15,245
Reinvestment of distributions	27	295	19	209
Shares repurchased	(2,383)	(25,937)	(907)	(9,864)

Net Increase / (Decrease)	2,393	$25,981	512	$5,590

	Tax-Exempt Bond Fund
	Year Ended December 31, 2014		Year Ended December 31, 2013
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	2,664	$30,145	3,834	$43,947
Reinvestment of distributions	173	1,952	245	2,750
Shares repurchased	(2,889)	(32,489)	(10,427)	(116,580)

Net Increase / (Decrease)	(52)	$(392)	(6,348)	$(69,883)

Class A
Sale of shares	1,272	$14,392	2,009	$23,082
Reinvestment of distributions	183	2,067	251	2,815
Shares repurchased	(2,663)	(30,083)	(6,415)	(71,533)

Net Increase / (Decrease)	(1,208)	$(13,624)	(4,155)	$(45,636)

Class C
Sale of shares	756	$8,588	423	$4,856
Reinvestment of distributions	43	484	48	541
Shares repurchased	(739)	(8,349)	(1,252)	(13,925)

Net Increase / (Decrease)	60	$723	(781)	$(8,528)

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2014

Note 6. 10% Shareholders

As of December 31, 2014, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts

Emerging Markets Opportunities Fund	44%	3	*

*	None of the accounts are affiliated.

Note 7. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors or countries of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

At December 31, 2014, the Emerging Markets Opportunities Fund held securities issued by various companies in specific sectors or countries as detailed below:

Sector	Percentage of Total Investments
Consumer Staples	30%
Financials	28

Note 8. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2014

market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At December 31, 2014, the Funds did not hold any securities that were both illiquid and restricted.

Note 9. Federal Income Tax Information

($ reported in thousands except as noted)

At December 31, 2014, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Fund were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Emerging Markets Opportunities Fund	$8,312,961	$918,101	$(621,185)	$296,916
Low Duration Income Fund	224,700	1,376	(1,873)	(497)
Tax-Exempt Bond Fund	182,836	12,674	(411)	12,263

The differences between book basis cost and tax basis cost were attributable primarily to the tax deferral of losses on wash sales.

Certain Funds have capital-loss carryforwards available to offset future realized capital gains, through the indicated expiration dates:

	Expiring December 31
	2015	2017	No Expiration	Total
Low Duration Income Fund	$1,171	$1,169	$74	$2,414

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2014

For the period ended December 31, 2014, certain Funds utilized losses deferred in prior years against the current year capital gains as follows:

Low Duration Income Fund	$94
Tax-Exempt Bond Fund	673

The Low Duration Income Fund had capital loss carryovers of $823 which expired in 2014

Capital losses realized after October 31 and certain late year losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2014, the Funds deferred and recognized qualified late year losses as follows:

	Late Year Ordinary Losses Deferred	Late Year Ordinary Losses Recognized	Capital Loss Deferred	Capital Loss Recognized

Emerging Markets Opportunities Fund	$389	$—	$37,174	$—
Low Duration Income Fund	71	—	88	20
Tax-Exempt Bond Fund	—	—	6	536

The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed in the beginning of this note) consist of the following:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income

Emerging Markets Opportunities Fund	$—	$—	$—
Low Duration Income Fund	—	—	—
Tax-Exempt Bond Fund	—	—	22

For the period ended December 31, 2014, the Tax-Exempt Bond Fund distributed exempt interest dividends as follows:

Tax-Exempt Bond Fund	$5,442

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

The tax character of dividends and distributions paid during the years ended December 31, 2014 and 2013 was as follows:

		Ordinary Income	Long-Term Capital Gains	Total

Emerging Markets Opportunities Fund	2014	$68,985	$83,430	$152,415
	2013	82,709	1,642	84,351
Low Duration Income Fund	2014	2,913	—	2,913
	2013	1,963	—	1,963
Tax-Exempt Bond Fund	2014	5,462	10	5,472
	2013	7,650	—	7,650

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2014

Note 10. Reclassification of Capital Accounts

($ reported in thousands except as noted)

For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or NAV of a Fund. As of December 31, 2014, each Fund recorded reclassifications to increase (decrease) the accounts as listed below:

	Capital Paid in on Shares of Beneficial Interest		Accumulated Net Realized Gain (Loss)		Undistributed Net Investment Income (Loss)

Emerging Markets Opportunities Fund	$—	(1)	$184		$(184)
Low Duration Income Fund	(823)		957		(134)
Tax-Exempt Bond	(—	)(1)	(—	)(1)	— (1)

(1)	Amount is less than $500.

Note 11. Indemnifications

Under the Trust’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Trustee has entered into an indemnification agreement with the Trust. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note 12. Other

On October 17, 2014, the Insight Government Money Market Fund, Insight Money Market Fund and Insight Tax-Exempt Money Market Fund, formerly Funds of the Trust were liquidated at Net Asset Value. The proceeds were distributed to the shareholders.

Note 13. Regulatory Exams

From time to time, the Funds’ investment adviser and/or its affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

Note 14. Subsequent Event Evaluation

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees and Shareholders of Virtus Insight Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Virtus Emerging Markets Opportunities Fund, Virtus Low Duration Income Fund and Virtus Tax-Exempt Bond Fund (constituting Virtus Insight Trust, hereafter referred to as the “Trust”) at December 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

March 2, 2015

VIRTUS INSIGHT TRUST

TAX INFORMATION NOTICE (Unaudited)

DECEMBER 31, 2014

($ reported in thousands)

For the fiscal year ended December 31, 2014, the Funds make the following disclosures for federal income tax purposes. Below is listed the percentage, or the maximum amount allowable, of its ordinary income dividends to qualify for the lower tax rates (“QDI”) applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Funds which qualifies for the dividends received deduction (“DRD”) for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements. The Funds designate the amounts below, or if subsequently different, as long-term capital gains dividends (“LTCG”) subject to 15% rate gains category .

Fund	QDI	DRD	LTCG
Emerging Markets Opportunities Fund	100%	0%	$12,000
Low Duration Income Fund	—	—	—
Tax-Exempt Bond Fund	—	—	10

For federal income tax purposes, the following percentages of income dividends paid qualify as exempt-interest dividends.

Tax-Exempt Bond Fund	100%

For the period ended December 31, 2014, the Emerging Markets Opportunities Fund recognized $179,427 of foreign source income on which the Fund paid foreign taxes of $5,291. This information is being furnished to you pursuant to notice requirements of Section 853(a) and 855(d) of the Internal Revenue Code, as amended, and the Treasury Regulations thereunder.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Insight Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each sub-advisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds (individually and collectively, the “Funds”) of the Trust. At an in-person meeting held on November 14, 2014, (the “Meeting”) the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meeting, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each subadviser (each, a “Subadviser” and collectively, the “Subadvisers”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund they manage. The Board noted the affiliation of certain of the Subadvisers with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Funds by VIA and each of the Subadvisers; (2) the performance of the Funds as compared to appropriate peer groups and appropriate indexes; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the meeting information from VIA and each Subadviser, including completed questionnaires concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator and distributor to the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadvisers’ management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objectives, policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Funds prepared by Lipper Inc. (“Lipper”), an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Lipper. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to a Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the periods ended September 30, 2014.

Virtus Emerging Markets Opportunities Fund. The Board noted that the Fund outperformed the median of its Performance Universe and its benchmark for the 1-, 3-, 5- and 10-year periods.

Virtus Low Duration Income Fund. The Board noted that the Fund outperformed the median of its Performance Universe and its benchmark for the 1-, 3-, 5- and 10- year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 3-, and 5-year periods and underperformed its benchmark for the 10-year period.

Virtus Tax-Exempt Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3-, 5-year periods and outperformed the median of its Performance Universe for the 10-year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10- year periods.

After reviewing these and related factors, the Board concluded that each Fund’s overall performance, or reasons discussed for underperformance, were satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that certain of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by those Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Funds and the impact on expenses. The Subadvisers provided, and the Board considered, expense information of comparable accounts managed by the Subadvisers, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

Virtus Emerging Markets Opportunities Fund. The Board considered that the Fund’s net management fee and net total expenses were below the median of the Expense Group.

Virtus Low Duration Income Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were above the median of the Expense Group.

Virtus Tax-Exempt Bond Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were below the median of the Expense Group.

The Board concluded that the advisory and subadvisory fees for each Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a Fund-by-Fund basis, of VIA for its management of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution and administrative services provided to the Funds by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates.

In considering the profitability to the Subadvisers in connection with their relationship to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. In addition, with respect to Vontobel Asset Management, Inc., the unaffiliated Subadviser, the Board relied on the ability of VIA to negotiate those Subadvisory Agreements and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for certain Funds. The Board also took into account

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

management’s discussion of the Funds’ management fee and sub-advisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also took into account the current size of the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of the Funds managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Funds, other than the fee to be earned under the Subadvisory Agreement. There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended was in the best interests of each of the applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended with respect to each Fund.

FUND MANAGEMENT TABLES

Information pertaining to the Trustees and officers of the Trust as of December 31, 2014, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-1574. The address of each individual, unless otherwise noted, is 100 Pearl Street, Hartford, CT 06103-4506. There is no stated term of office for Trustees of the Trust.

Independent Trustees

Name, Year of Birth, Year Elected and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Leroy Keith, Jr.* YOB: 1939 Elected: 2006 46 Funds	Chairman (since 2010), Bloc Global Services Group, LLC (construction and redevelopment company); Director/Trustee (since 2010), Wells Fargo Funds and their predecessors, Evergreen Funds (1989 to 2010) (137 series); and Trustee (since 1980), Virtus Mutual Fund Complex (46 portfolios).
Philip R. McLoughlin YOB: 1946 Elected: 2006 66 Portfolios	Director (since 1991) and Chairman (since 2010), World Trust Fund (closed-end investment firm in Luxembourg); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (4 portfolios); Chairman (since 2002) and Trustee (since 1999), Virtus Mutual Fund Complex (46 portfolios); Trustee/Director and Chairman (since 2011), Virtus Closed-End Funds (3 portfolios); Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (4 portfolios); Partner (2006 to 2010), Cross Pond Partners, LLC (investment management consultant); and Partner (2008 to 2010), SeaCap Partners, LLC (strategic advisory firm).
Geraldine M. McNamara YOB: 1951 Elected: 2006 50 Funds	Retired. Trustee (since 2001), Virtus Mutual Fund Complex (46 portfolios); and Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (4 portfolios).
James M. Oates YOB: 1946 Elected: 2006 53 Funds	Managing Director (since 1994), Wydown Group (consulting firm). Trustee (since 1987), Virtus Mutual Fund Complex (46 portfolios); Director (since 1996), Stifel Financial; Director (1998 to 2014), Connecticut River Bancorp; Chairman and Director (1999 to 2014), Connecticut River Bank; Chairman (since 2000), Emerson Investment Management, Inc.; Director (2002 to 2014), New Hampshire Trust Company; Chairman and Trustee (since 2005), John Hancock Fund Complex (228 portfolios); Non-Executive Chairman (2007 to 2011), Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services); Trustee/Director (since 2013), Virtus Closed-End Funds (3 portfolios); and Trustee (since 2013), Virtus Alternative Solutions Trust (4 portfolios).
Richard E. Segerson YOB: 1948 Elected: 2006 46 Funds	Trustee (since 1993), Virtus Mutual Fund Complex (46 portfolios); and Managing Director (since 1998), Northway Management Company.
Ferdinand L.J. Verdonck YOB: 1942 Elected: 2006 46 Funds	Trustee (since 2002), Virtus Mutual Fund Complex (46 portfolios).

*	Retired, effective December 31, 2014

FUND MANAGEMENT TABLES (Continued)

Interested Trustee

The individual listed below is an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, as amended, and the rules and regulations thereunder.

Name, Year of Birth, Year Elected and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
George R. Aylward* Trustee and President YOB: 1964 Elected: 2006 64 Funds	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions with Virtus affiliates (since 2005); Trustee (since 2006), Virtus Mutual Funds (46 portfolios); Chairman, President and Chief Executive Officer (since 2006), The Zweig Closed-End Funds (2 portfolios); Trustee and President (since 2011), Virtus Closed-End Funds (3 portfolios); Director (since 2013), Virtus Global Funds, PLC (2 portfolios); and Trustee (since 2013), Virtus Alternative Solutions Trust (4 portfolios).

*	Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.

Officers of the Trust Who Are Not Trustees

Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
W. Patrick Bradley YOB: 1972	Senior Vice President (since 2013); Vice President (2011 to 2013); Chief Financial Officer and Treasurer (since 2006).	Senior Vice President, Fund Services (since 2010), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2006) with Virtus affiliates; Senior Vice President (since 2013), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2004), Virtus Variable Insurance Trust; Senior Vice President (since 2013), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006), Virtus Mutual Fund Complex; Senior Vice President (since 2013), Vice President (2012 to 2013) and Treasurer (Chief Financial Officer) (since 2007), The Zweig Closed-End Funds; Senior Vice President (since 2013), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2011), Virtus Closed-End Funds; Vice President and Assistant Treasurer (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Director (since 2013), Virtus Global Funds, PLC; and Senior Vice President, Chief Financial Officer and Treasurer (since 2013), Virtus Alternative Solutions Trust.

FUND MANAGEMENT TABLES (Continued)

Officers of the Trust Who Are Not Trustees (Continued)

Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Kevin J. Carr YOB: 1954	Senior Vice President, since 2013; Vice President (2005-2013); Chief Legal Officer, Counsel and Secretary (since 2005).	Senior Vice President (since 2009), Vice President, Counsel and Secretary (2008 to 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2005) with Virtus affiliates; Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Mutual Fund Complex; Senior Vice President (2013 to 2014), Vice President (2012 to 2013) and Assistant Secretary (since 2012), Secretary and Chief Legal Officer (2005 to 2012), The Zweig Closed-End Funds; Assistant Secretary (since 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Vice President and Assistant Secretary (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Senior Vice President and Assistant Secretary (2013 to 2014), Vice President and Assistant Secretary (2012 to 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2011 to 2012), Virtus Closed-End Funds; and Assistant Secretary (since 2013), Virtus Alternative Solutions Trust.
Nancy J. Engberg YOB: 1956	Vice President and Chief Compliance Officer since 2011.	Vice President (since 2008) and Chief Compliance Officer (2008 to 2011), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Vice President and Chief Compliance Officer (since 2011), Virtus Mutual Fund Complex; Vice President (since 2010), Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Vice President and Chief Compliance Officer (since 2011), Virtus Closed-End Funds; Vice President and Chief Compliance Officer (since 2012), The Zweig Closed-End Funds; and Vice President and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust.
Francis G. Waltman YOB: 1962	Executive Vice President (since 2013); Senior Vice President (2008-2013).	Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2013), Senior Vice President (2008 to 2013), Virtus Mutual Fund Complex; Executive Vice President (since 2013), Senior Vice President (2010 to 2013), Virtus Variable Insurance Trust; Executive Vice President (since 2013), Senior Vice President (2011 to 2013), Virtus Closed-End Funds; Director (since 2013), Virtus Global Funds PLC; and Executive Vice President (since 2013), Virtus Alternative Solutions Trust.

VIRTUS INSIGHT TRUST

101 Munson Street

Greenfield, MA 01301

Trustees

George R. Aylward

Leroy Keith, Jr.*

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

Nancy J. Engberg, Vice President and Chief Compliance Officer

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

*	Retired Effective December 31, 2014.

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl St.

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase & Co

1 Chase Manhattan Plaza

New York, NY 10005-1401

Independent Registered Public

Accounting Firm

PricewaterhouseCoopers LLP

2001 Market Street

Philadelphia, PA 19103-7042

How to Contact Us

Mutual Fund Services 1-800-243-1574

Adviser Consulting Group 1-800-243-4361

Telephone Orders 1-800-367-5877

Text Telephone 1-800-243-1926

Web site Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please

call your financial representative,

or contact us at 1-800-243-1574

or Virtus.com.

8004	02-15

P.O. Box 9874

Providence, RI 02940-8074

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d)

The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the instructions for completion of this Item.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)

The Registrant’s Board of Trustees has determined that James M. Oates and Richard E. Segerson each possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each of Mr. Oates and Mr. Segerson is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $133,510 for 2014 and $168,576 for 2013.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $12,355 for 2014 and $18,515 for 2013. Such audit-related fees include out of pocket expenses and cross fund fees.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $24,550 for 2014 and $32,625 for 2013.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2014 and $0 for 2013.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Virtus Insight Trust (the “Fund”) Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that Mr. James M. Oates, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	0%

(c)	0%

(d)	N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $430,462 for 2014 and $434,669 for 2013.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(12.other) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Insight Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	3/11/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	3/11/2015

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date	3/11/2015

* Print the name and title of each signing officer under his or her signature.